File No.  33-13247
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 17
                                      and
                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                        POST-EFFECTIVE AMENDMENT NO. 17

                           SATURNA INVESTMENT TRUST
              (Exact Name of Registrant as Specified in Charter)

                            1300 North State Street
                       Bellingham, Washington 98225-4730
                   (Address of Principal Executive Offices)

                Registrant's Telephone Number - (360) 734-9900

                           Pandora Larner, Secretary
                            1300 North State Street
                       Bellingham, Washington 98225-4730
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective: [ ] Immediately upon filing pursuant to paragraph (b) [ ] on _______ pursuant to paragraph (b) [X] 60 days after filing pursuant to paragraph (a)(1) [ ] on _________ pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] on _______ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[    ]     this post-effective amendment designates a new effective date for a previously  filed  post-effective  amendment.

                               EXPLANATORY NOTE
                               ----------------
This Post-Effective Amendment is the annual update to Saturna Investment Trust's Registration Statement. It includes financial information updated for
the  fiscal  year  ended  November  30,  1998.   There are no material changes
requiring  disclosure  update.    This  Amendment  is  filed under rule 485(a)
because this Registration Statement is updated to comply with the 1998 amendments to Form N-1A. An effective date of March 29, 1999, allowing the normal 60 days under 485(a)(1), is projected. A graphical PDF version of this filing is available at http://www.saturna.com/red.
                           --------------------------

                             CROSS REFERENCE SHEET
                                   FORM N-1A

Item
----

FOR  SEXTANT  MUTUAL  FUNDS

PART  A                                                 PROSPECTUS
-------                                         ----------


1.  (a)  Front  Cover  Page                   COVER  PAGE  (when  folded,
    (b)  Back  Cover  Page                  constitutes  both  front  and  back)

2.  Risk/Return  Summary           A  QUICK  LOOK  AT  SEXTANT  MUTUAL  FUNDS

3.  Fee  Table                                  FEES  AND  EXPENSES

4.    (A)  Investment  Objectives               INVESTMENT  OBJECTIVES
      (b)  Principal  Investment  Strategies   INVESTMENT  STRATEGIES
      (c)  Risks          RISKS

5.  Management's  Discussion  of  Performance  Not applicable (in Annual
                                                                      Report)

6.    (a)  Management                                   INVESTMENT  ADVISER
      (b)  Capital  Structure               Not  applicable  (no  restrictions)

7.  Shareowner  information
    (a)  Pricing  of  Fund  Shares           PRICING  OF  FUND  SHARES
    (b)  Purchase  of  Fund  Shares          HOW  TO  BUY  SHARES
    (c)  Redemption  of  Funds  Shares       HOW  TO  REDEEM  SHARES
      (d)  Dividends  and  distributions     DIVIDENDS
    (e)  Tax  Consequences                       TAX  INFORMATION

8.  Distribution  arrangements               INVESTMENT  ADVISER

9.  Financial  Highlights  Information        FINANCIAL  HIGHLIGHTS

PART  B                               STATEMENT  OF  ADDITIONAL  INFORMATION
----  -                               --------------------------------------


10.  Cover  Page  &  Table  of  Contents          Cover  Page
     TABLE  OF  CONTENTS

11.  Trust  History                                HISTORY  OF  THE  FUNDS

12.  Fund  Descriptions,  Investments  and  Risks  FUND  DESCRIPTIONS,
                              INVESTMENTS AND RISKS

13.  Management  of  the  Trust                     MANAGEMENT  OF  THE  FUNDS

14.  Control  Persons  and  Principal               PRINCIPAL  HOLDERS  OF
     Holders  of  Securities                        SECURITIES

15.  Investment  Advisory  and  Other               INVESTMENT  ADVISORY
     Services                                       AND  OTHER  SERVICES

16.  Brokerage  Allocation  and  Other              BROKERAGE  ALLOCATION
     Practices

17.  Capital  Stock  and  Other  Securities          CAPITAL  STOCK

18.  Purchase,  Redemptions  and  Pricing          PURCHASE,  REDEMPTION  AND
     of  Securities  Being  Offered                PRICING  OF  SHARES

19.  Taxation  of  the  Trust                      TAXATION  OF  THE  FUNDS

20.  Underwriters                                   Not  applicable

21.  Calculations  of  Performance  Data        CALCULATION OF PERFORMANCE DATA

22.  Financial  Statements                        FINANCIAL  STATEMENTS

Item

FOR  IDAHO  TAX-EXEMPT  FUND

PART  A                            PROSPECTUS
-------                            ----------


1.  (a)  Front  Cover  Page          COVER  PAGE  (when  folded,
     (b)  Back  Cover  Page          constitutes  both  front  and  back)

2.  Risk/Return  Summary          A  QUICK  LOOK  AT  IDAHO  TAX-EXEMPT  FUND

3.  Fee  Table                       FEES  AND  EXPENSES

4.    (A)  Investment  Objectives    INVESTMENT  OBJECTIVES
      (b)  Principal  Investment  Strategies          INVESTMENT  STRATEGIES
      (c)  Risks                     RISKS

5.  Management's  Discussion  of  Performance        Not applicable (in Annual
                                                                      Report)

6.    (a)  Management                INVESTMENT  ADVISER
      (b)  Capital  Structure          Not  applicable  (no  restrictions)

7.  Shareowner  information
    (a)  Pricing  of  Fund  Shares          PRICING  OF  FUND  SHARES
    (b)  Purchase  of  Fund  Shares          HOW  TO  BUY  SHARES
    (c)  Redemption  of  Funds  Shares          HOW  TO  REDEEM  SHARES
    (d)  Dividends  and  distributions          DIVIDENDS
    (e)  Tax  Consequences                  TAX  INFORMATION

8.  Distribution  arrangements              INVESTMENT  ADVISER

9.  Financial  Highlights  Information       FINANCIAL  HIGHLIGHTS

PART  B          STATEMENT  OF  ADDITIONAL  INFORMATION
----  -          --------------------------------------


10.  Cover  Page  &  Table  of  Contents          Cover  Page
     TABLE  OF  CONTENTS

11.  Trust  History                                        FUND  HISTORY

12.  Fund  Descriptions,  Investments  and  Risks          FUND  DESCRIPTIONS,
          INVESTMENTS  AND  RISKS

13.  Management  of  the  Trust                       MANAGEMENT  OF  THE  FUND

14.  Control  Persons  and  Principal                    PRINCIPAL  HOLDERS  OF
     Holders  of  Securities                              SECURITIES

15.  Investment  Advisory  and  Other                  INVESTMENT  ADVISORY
     Services                                          AND  OTHER  SERVICES

16.  Brokerage  Allocation  and  Other                 BROKERAGE  ALLOCATION
     Practices

17.  Capital  Stock  and  Other  Securities               CAPITAL  STOCK

18.  Purchase,  Redemptions  and  Pricing          PURCHASE,  REDEMPTION  AND
     of  Securities  Being  Offered                  PRICING  OF  SHARES

19.  Taxation  of  the  Trust                        TAXATION  OF  THE  FUND

20.  Underwriters                                       Not  applicable

21.  Calculations  of  Performance  Data       CALCULATION OF PERFORMANCE DATA

22.  Financial  Statements          FINANCIAL  STATEMENTS

------
PART  C
----  -

23.  Exhibits                                                         EXHIBITS

24.    Control  Persons                         PERSONS CONTROLLED BY OR UNDER
                         COMMON CONTROL WITH REGISTRANT

25.    Indemnification                                         INDEMNIFICATION

26.  Business  and  other  Connections                      BUSINESS AND OTHER
                                                                   CONNECTIONS
                              OF INVESTMENT ADVISER

27.    Principal  Underwriters                          PRINCIPAL UNDERWRITERS

28.    Records                                            LOCATION OF ACCOUNTS
                                                                  AND  RECORDS

29.    Management  Services                                MANAGEMENT SERVICES

30.    Undertakings                                               UNDERTAKINGS

                                    PART A





                                  PROSPECTUS

Saturna Investment Trust offers four no-load Sextant mutual funds:

     SEXTANT  GROWTH  FUND
     SEXTANT  INTERNATIONAL  FUND
     SEXTANT  SHORT-TERM  BOND  FUND
     SEXTANT  BOND  INCOME  FUND

Additional information about each Fund's in-vestments and operations is available in the Funds' annual and semi-annual shareowner reports. The Funds' annual report includes a discussion of the market conditions and in-vestment strategies that significantly affected each Fund's performance during its last fiscal year. A Statement of Additional Information contains more details, and is incorporated in this Prospectus by reference.

These documents and other information are available upon request, without charge, from:

                               (Graphic Omitted)
                                Saturna Capital
                             1300 N. State Street
                         Bellingham, Washington 98225

                            http://www.saturna.com
                          E-mail: sextant@saturna.com

                                  800-SATURNA
                                [800-728-8762]

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington DC (call 800-SEC-0330 for information). Reports and other information about the Funds are also available at the SEC's website (http://www.sec.gov) and copies may be
                                     ------------------
obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-6009. Saturna Investment Trust's Investment Company Act file number is 811-05071.


                                                                   GROWTH FUND
                                                            INTERNATIONAL FUND
                                                          SHORT-TERM BOND FUND
                                                              BOND INCOME FUND
                               (Graphic Omitted)
                             Sextant Mutual Funds




                                   NO-LOAD,
                               NO SALES CHARGE,
                                   NO 12B-1

THE SECURITIES AND EXCHANGE COMMIS-SION OR ANY STATE SECURITIES AUTHORITY HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPEC-TUS IS TRUTHFUL OR COMPLETE. ANY REPRE-SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  PROSPECTUS
                                March 29, 1999

1


                   A QUICK LOOK AT THE SEXTANT MUTUAL FUNDS
                             FUND INVESTMENT GOALS
                                       7
STOCKS:
GROWTH FUND - long-term capital growth INTERNATIONAL FUND - long-term capital growth

BONDS:


SHORT-TERM BOND FUND - capital preservation and current income SHORT-TERM BOND FUND - current incomePRINCIPAL INVESTMENT STRATEGIES GROWTH FUND primarily invests in common stocks of U.S. companies. The INTERNATIONAL FUND, in contrast, invests primarily in foreign common stocks. The Funds diversify their investments across industries and companies, and generally follow a value investment style. The GROWTH FUND may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. The INTERNATIONAL FUND diversifies its investments among many countries, favoring those with mature markets (such as Europe and Canada). It currently limits its investments to those securities of foreign issuers that trade and settle in the U.S. (such as American Depository Receipts). These two Funds are not designed for investors seeking current income, and do not ordinarily invest in debt securities (bonds).

SHORT-TERM BOND FUND invests primarily in marketable short-term debt securities. Under normal circumstances the Fund's dollar-weighted average maturity does not exceed three years. SEXTANT BOND INCOME FUND invests primarily in marketable long-term debt securities. Both Funds invest at least 65% of assets in bonds rated within the three highest grades (AAA, AA or A); and may not invest in a security rated at time of purchase below the fourth highest grade (BBB). PRINCIPAL RISKS OF INVESTING IN THE FUNDS The value of Fund shares rise and fall as the value of the stocks and bonds in which the Fund invests goes up and down. Only consider investing in a Sextant Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Funds' invest.

Both GROWTH and INTERNATIONAL Funds may invest in smaller companies, which involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. These factors may be particularly applicable in foreign markets. Investing in foreign securities involves risks and opportunities not typically associated with investing in U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial and political standards.

The risks inherent in the SHORT-TERM BOND and BOND INCOME Funds depend primarily on the terms and quality of the obligations in each Fund's portfolio, as well as on bond market conditions. Interest rate fluctuations affect a Fund's net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, the Fund's yield also varies. The longer-term obligations in the Bond Income Fund mean its price will vary more than the price of the Short-Term Bond Fund.

VARIABILITY  OF  RETURNS
These bar charts and tables provide an indication of the risks of investing in the Funds by showing changes in Fund performance from year to year and by showing how each Fund's average annual returns compare to those of broad-based market indices.
(Graph  Omitted)
Sextant  Growth  Fund  Calendar  Year  Percentage  Returns
1991          23%
1992          -1%
1993          9%
1994          -11%
1995          29%
1996          8%
1997          26%
1998          14%

Note:    Highest  return for a quarter was +27.4% (quarter ending December 31,
1998)
           Lowest  return for a quarter was -9.4% (quarter ending December 31,
1997)






Average Annual Total Returns                                             Since 12/31/90 (inception)
(for the periods ending December 31, 1998)  Past 1 year   Past 5 years
                                            ------------  -------------
SEXTANT GROWTH FUND                                14.7%          12.6%                       11.7%
                                            ------------  -------------  --------------------------
S & P 500 *                                        28.6%          24.0%                       20.7%
                                            ------------  -------------  --------------------------

* The S & P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

-----



(Graph  Omitted)
Sextant  International  Fund  Calendar  Year  Percentage  Returns
1996          16%
1997          15%
1998          6%
Note:    Highest  return for a quarter was +24.5% (quarter ending December 31,
1998)
           Lowest return for a quarter was -24.6% (quarter ending September 30, 1997)







Average Annual Total Returns                              Since Sept. 1995 (inception)
(for the periods ending December 31, 1998)  Past 1 year
                                            ------------
SEXTANT INTERNATIONAL FUND                          6.2%                         12.3%
------------------------------------------  ------------  ----------------------------
AMEX International Index *                          7.7%                         17.0%
                                            ------------  ----------------------------

* The AMEX International Index is a capitalization-weighted index of 50 American Depository Receipts.

-----


(Graph  Omitted)
Sextant  Short-Term  Bond  Fund  Calendar  Year  Percentage  Returns
1996          3%
1997          6%
1998          6%
Note:    Highest  return for a quarter was +3.2% (quarter ending September 30,
1998)
           Lowest  return  for  a  quarter was -0.4% (quarter ending March 29,
1996)







Average Annual Total Returns                              Since Sept. 1995 (inception)
(for the periods ending December 31, 1998)  Past 1 year
                                            ------------
SEXTANT SHORT-TERM BOND FUND                        6.2%                          5.7%
                                            ------------  ----------------------------
Salomon Gov./Corp 1-3 Index *                       7.0%                          6.6%
                                            ------------  ----------------------------

  *The Salomon Smith Barney Government-sponsored/Corporate Bonds (1-3 year maturities)
  ------------------------------------------------------------------------------------
       Index, is an unmanaged index of investment-grade short-term bond prices.
       ------------------------------------------------------------------------




(Graph  Omitted)
Sextant  Bond  Income  Fund  Calendar  Year  Percentage  Returns
1994          -6%
1995          16%
1996          -
1997          12%
1998          9%
Note:   Highest return for a quarter was +7.7% (quarter ending March 31, 1995)
           Lowest  return  for  a  quarter was -6.1% (quarter ending March 29,
1996)









Average Annual Total Returns                                             Since March 1, 1993 (inception)
(for the periods ending December 31, 1998)  Past 1 year   Past 5 years
                                            ------------  -------------
SEXTANT BOND INCOME FUND                            9.1%           6.0%                             6.0%
                                            ------------  -------------  -------------------------------
Salomon BIG Index *                                 8.7%           7.3%                             7.3%
                                            ------------  -------------  -------------------------------

* The Salomon Broad Investment-Grade Bond Index is an unmanaged index of investment-grade bond prices.


-----


How a Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.
INVESTMENT  RESULTS
Shareowners receive a financial re-port showing the investment returns, portfolios, income and expenses of each Fund every six months. Investors may obtain current share prices daily by calling 888-732-6262, or by accessing the Internet at www.saturna.com.
              ---------------

FEES  AND  EXPENSES

This table describes the fees and expenses that Fund shareowners may pay. There are no shareowner fees (fees paid directly from an investment). The Funds impose no sales charge (load) on purchases or reinvested dividends, no distribution fees, or any deferred sales charge (load) upon redemption. There are no exchange fees, redemption fees, or account fees. There are no fees charged to retirement plan accounts. The following table illus-trates operating expenses of the Funds for the fiscal year ending November 30, 1998.
                        ANNUAL FUND OPERATING EXPENSES
                 (expenses that are deducted from Fund assets)

          INTER-          SHORT-TERM          BOND
      GROWTH          NATIONAL          BOND          INCOME
      ------          --------          ----          ------
Management  Fees          0.38%          0.76%          0.61%          0.61%
Distribution  (12b-1)  Fees          NONE          NONE          NONE     NONE
Other  Expenses          0.28%          0.40%          0.31%          0.30%
                         -----          -----          -----          -----
Total  Annual  Fund Operating Expenses     0.66%     1.16%     0.92%     0.91%
Fee  Waiver                              -0.44%          -0.61%
                                          -----           -----
Net  Expenses                              0.48%          0.30%
        Management fees waived when fund assets less than $2 million and total expenses capped at 0.60%
EXPENSES  EXAMPLE

The example below is intended to help investors compare the cost of investing in a Sextant Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in a Fund for the years indicated and then redeems at the end of those years. The example also assumes that the investment has a 5% net return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's cumulative expenses would be:
                                            INTER-        SHORT-TERM     BOND
                            GROWTH          NATIONAL      BOND          INCOME
                            ------          --------      ----          ------
     1  year  total--         $70           $123          $97           $96
     3  years  total--        $220          $388          $307          $304
     5  years  total--        $385          $681          $539          $533
     10  years  total--       $877          $1550         $1226         $1213

     INVESTMENT  OBJECTIVES
Growth  Fund          seeks  long-term  capital  appreciation.
International  Fund          seeks  long-  term  capital  appreciation.
Short-Term  Bond  Fund          seeks capital preservation and current income.
Bond  Income  Fund          seeks  current  income.
     The Sextant Funds provide basic elements to build a low-expense, balanced investment program.

     INVESTMENT  STRATEGIES
Growth Fund invests in a diversified portfolio of U.S. common stocks, securities convertible into common stocks, and preferred stocks. It may invest in securities of smaller or newer companies as well as well-seasoned companies of any size. International Fund invests in a diversified portfolio of foreign common stocks and other equity-type securities (such as securities convertible into common stock and preferred stocks). The Fund diversifies its investments geographically and by type of securities based on the adviser's evaluation of economic, market, and political trends outside the U.S. It limits investments to those securities of foreign issuers that trade and settle in the U.S., such as American Depository Receipts (ADRs).
     These two STOCK funds emphasize a value approach to investing. They seek tax-efficiency for their shareowners and reduced trading expenses by limiting portfolio trading. They may take temporary defensive positions that are inconsistent with the Fund's principal common stock investment strategies to protect principal in adverse market conditions, but which could reduce returns if stock prices are increasing.

Short-Term Bond Fund invests primarily in marketable short-term debt securities. Its dollar-weighted average effective maturity normally does not exceed three years. Bond Income Fund invests primarily in marketable long-term debt securities. Its dollar-weighted average effective maturity normally exceeds ten years.
     These two BOND funds normally invest in:
- Corporate bonds, meaning marketable debt securities payable in U.S. dollars, rated within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A, or Baa) or by Standard & Poor's Corporation (AAA, AA, A or BBB); - U.S. Government securities; - High quality commercial paper; and - Bank obligations, including repurchase agreements of banks, having total assets in excess of $1 billion.

     RISKS
Growth Fund     Smaller, high growth companies involve higher investment risks in  that  they
often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. International Fund Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in U.S. securities. These include fluctuations in exchange rates of foreign currencies; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, brokers; lack of uniform accounting, auditing, and financial reporting standards. There is also a risk of adverse political, social or diplomatic developments that could affect investments. Short-Term Bond Fund Bond Income Fund The risks inherent in the BOND funds depend primarily on the terms and quality of the obligations in each Fund's portfolio, as well as on market conditions. Interest rate fluctuations affect a Fund's net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, the Fund's yield also varies. Because of its longer average portfolio maturity, the Bond Income Fund may decline substantially should interest rates increase. INVESTMENT ADVISER Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Investment Adviser and Administrator for the Funds. Saturna Capital's wholly owned subsidiary, Investors National Corporation, is a discount brokerage firm and acts as distribu-tor for the Funds without compen-sation. Founded in 1989, Saturna Capital Corporation is also the adviser to Amana Mutual Funds Trust and to private accounts. Saturna has approximately $61 million in assets under management.

Each Fund pays the Adviser an Investment Advisory and Administrative Services Fee. The Fee covers compensation for portfolio management as well as certain administrative services such as portfolio accounting and reporting, and shareholder servicing. The base portion of the Fee is 0.60% of average net assets of each Fund per annum, payable monthly. This base Fee is subject to adjustment up or down depending on the investment performance of each Fund relative to a specified Morningstar index.

For each month GROWTH FUND's or INTERNATIONAL FUND's total investment return for the one year period through that month outperforms or underperforms an index for that period by 1% or more but less than 2%, the base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%. If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

For each month BOND INCOME FUND's or SHORT-TERM BOND FUND's total investment return for the one year period through that month outperforms or underperforms an index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

These Morningstar mutual fund Category averages are the indexes used for comparison purposes: SEXTANT GROWTH FUND Domestic Growth Funds SEXTANT INTERNATIONAL FUND Foreign Stock Funds SEXTANT SHORT-TERM BOND FUND Short-Term Bond Funds SEXTANT BOND INCOME FUND Long-Term Bond Funds

For the fiscal year ended November 30, 1998, the aggregate advisory fee paid (after performance adjustments and fee waivers) was 0.38%, 0.76%, 0.17%, and 0.00% of average net assets for Growth, International, Short-Term Bond, and Bond Income Funds, respectively.

Nicholas Kaiser, president of Saturna Capital Corporation since 1989, is the primary manager of the Growth and International Funds. Phelps McIlvaine, vice president of Saturna Capital since 1994, is the manager of Bond Income and Short-Term Bond Funds, and also manages Idaho Tax-Exempt Fund, another series of the Trust. PRICING OF FUND SHARES Each Fund computes its price per share each business day by di-vid-ing the value of all of its se-curities and other as-sets, less liabili-ties, by the num-ber of shares out-standing. The Funds compute their daily prices using market prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time). The Funds' shares are not priced on the days when New York Stock Exchange trading is closed (weekends and national holidays). The price appli-ca-ble to purchases or redemptions of shares of each Fund is the price next com-puted after receipt of a purchase or re-demption order. HOW TO BUY SHARES You may open an account and purchase shares by sending a completed application with a check for $1,000 or more ($25 under a group or retirement plan) to the Fund of your choice. The Funds do not ac-cept ini-tial orders unaccom-pa-nied by payment. The price you receive is the net asset value next determined after receipt of a purchase order. There are no sales charges or loads. Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, pur-chases can be made by check, by electronic funds transfer, or by wire. Shareowners may autho-rize the use of the Auto-mated Clearing House ("ACH") to pur-chase or redeem shares by completing the appropriate section of the applica-tion. The autho-rization must be received at least two weeks before ACH can be used. To use ACH to pur-chase or redeem shares, simply call Saturna Capital. Investors also may wire money to purchase shares, though the wiring bank typi-cally charges a fee for this service. Each time shares are purchased or redeemed, a confirmation is mailed showing the details of the transaction as well as the current number and value of shares held. Share bal-ances are computed in full and frac-tional shares, expressed to three decimal places. The Funds offer several op-tional plans and services, including a prototype defined contribution plan and free Individual Retirement Accounts. Other plans offered by the Funds in-clude an auto-matic investment plan, a sys-tem-atic with-drawal plan, and the right to ex-change your shares without charge for any other no-load mutual fund for which Saturna Capital is the in-vestment ad-viser. Ma-terials describ-ing these plans and applica-tions may be obtained from Saturna Capital. HOW TO REDEEM SHARES Shareowners may redeem all or part of their investment on any business day of the Funds. The Funds pay redemptions in US dol-lars, and the amount per share received is the price next determined after receipt of a re-demption request. The amount re-ceived depends on the value of the in-vestments of that Fund at that day and may be more or less than the cost of the shares being redeemed.

The Funds  normally  pay for shares  redeemed  within  three days after a proper
instruction   is  re-ceived.   To  allow  time  for  clearing,   re-demption  of
in-vestments made by check or ACH may be re-stricted for up to 14 calendar days. There are several methods you may choose to redeem shares.
                WRITTEN  REQUEST
Write:          Sextant  Mutual  Funds
                Box  N
                Bellingham  WA  98227-0596

Or  Fax:          360  /  734-0755

You may redeem shares by a written request and choose one of the follow-ing options for the proceeds:
         Redemption check (no mini-mum) sent to registered owner(s). Redemption check (no mini-mum) sent as directed if the signa-ture(s) are guaranteed. If pro-ceeds are to be sent to other than the registered owner(s) at the last ad-dress, the signa-tures on the request must be guaran-teed by a national bank or trust com-pany or by a member of a national se-curities ex-change.
       Federal funds wire. The pro-ceeds ($5000 minimum) may be wired to any bank designated in the re-quest if the signa-ture(s) are guar-an-teed as explained above.
     TELEPHONE  REQUEST
Call:          800  /  728-8762  or
     360  /  734-9900

You may redeem shares by a tele-phone request and choose one of the following options for the proceeds: - Redemption check (no mini-mum) sent to registered owner(s). - ACH transfer ($100 minimum) with proceeds trans-ferred to your bank ac-count as desig-nated by the ACH au-thorization on your applica-tion. The transfer agent must receive the ACH authori-za-tion at least two weeks before ACH transfer can be used. - Exchange (in at least the mini-mum estab-lished by the Fund being purchased) for shares of any other Fund for which Saturna Capital is adviser. If the ex-change is your initial in-vestment into this Fund, the new ac-count will au-tomatically have the same registration as your original ac-count. 2002 Federal funds wire. Proceeds ($5000 min-imum) may be wired only to the bank previously designated, or as di-rected in a prior written instruc-tion with signatures guar-anteed, as explained above.

For telephone requests the Funds will en-deavor to confirm that instructions are genuine and may be liable for losses if they do not. The caller must provide - the name of the per-son making the request, - the name and address of the regis-tered owner(s), - the account number, - the amount to be withdrawn, and - the method for payment of the pro-ceeds. The Funds also may require a form of personal identification. The Funds will not be responsible for the re-sults of transactions they rea-sonably be-lieve genuine.
     CHECK  WRITING
Shareowners may also redeem by writing checks for amounts of $500 or more. Upon request, a Fund provides a small book of blank checks for a $10 fee, which may then be used to write checks to any payee. Checks are re-deemed at the price next de-termined after re-ceipt by the transfer agent. To use this feature, request the Check Writing Privi-lege on the Application.

DIVIDENDS
Each Fund intends to distribute its net investment in-come and net realized capital gains, if any, to its shareowners. Distributions from capital gains are paid at the end of November. Growth and International Funds pay income dividends at the end of November. Short-Term Bond and Bond Income funds pay income dividends daily, which are reinvested or dis-tributed monthly.

Both dividends and capital gains dis-tri-bu-tions are automatically rein-vested in addi-tional full and fractional shares of the Fund owned. At your option, you may receive dividends or capital gain distri-butions in cash. You are notified of each divi-dend and capital gains distribu-tion when paid.
TAX  INFORMATION
Any redemption, including exchanges and checks written by shareowners, constitutes a sale for federal income tax purposes, and in-vestors may realize a capital gain or loss on the re-demp-tion.

At the end of each calendar year, shareown-ers re-ceive a complete annual state-ment, which should be retained for tax record keeping. Saturna Capital keeps each account's entire investment transaction his-tory, and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.

Each January, the transfer agent reports to each shareowner (consolidated by taxpayer ID) and to the IRS the amount of each redemp-tion transaction and the amount of divi-dends and capital gains distributions. Dividend amounts represent the pro-portionate share the shareowner is to report on a tax return for the year. Capital gains may be taxed at differ-ent rates, depending on the length of time the Fund held its investments. Fund distribu-tions, whether paid in cash or invested in addi-tional shares of the Fund, may be subject to income taxes. Capital gains and dividends may also be subject to state and local taxes.

To avoid being  subject to a 31%  fed-eral  with-holding  tax on  dividends  and
distri-bu-tions,   you  must  furnish  your  cor-rect  Social  Security  or  Tax
Identification Number.

Share-owners who are not US tax-payers may be subject to a 30% with-hold-ing tax un-der US provisions applicable to foreign investors, unless a reduced rate or ex-emption is pro-vided under a tax treaty. Capital gain distribu-tions paid by the Funds are not subject to for-eign with-holding.
9

FINANCIAL  HIGHLIGHTS
These tables are to help you understand each Fund's financial performance. The top section reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait Weller & Baker, independent auditors for the Funds, examined this information. Their report and each Fund's financial statements are in the Funds' annual report (available upon request from Saturna Capital).
                                  GROWTH FUND

                                            Year Ended  Year Ended  Year Ended Year Ended Year Ended
                                              Nov. 30,   Nov. 30,      Nov.30,    Nov.30,    Nov.30,



                                                 1998      1997     1996     1995     1994
                                              --------  --------  -------  -------  -------
NET ASSET VALUE AT BEGINNING OF PERIOD        $  9.58   $  7.92   $ 7.42   $ 5.82   $ 6.38
                                              --------  --------  -------  -------  -------
      INCOME FROM INVESTMENT OPERATIONS
      Net investment income                      0.02      0.01        -    (0.03)   (0.03)
      Net gains or losses on securities
(both realized and unrealized)                  (0.11)     2.41     0.50     1.82    (0.53)
                                              --------  --------  -------  -------  -------
Total from investment operations                (0.07)     2.40     0.50     1.79    (0.56)
      LESS DISTRIBUTIONS
      Dividends (from net investment income)    (0.02)    (0.01)       -        -        -
      Distributions (from capital gains)        (0.18)    (0.73)       -    (0.19)       -
                                              --------  --------  -------  -------  -------
Total distributions                             (0.22)    (0.74)       -    (0.19)       -
                                              --------  --------  -------  -------  -------
NET ASSET VALUE AT END OF PERIOD              $  9.29   $  9.58   $ 7.92   $ 7.42   $ 5.82
                                              ========  ========  =======  =======  =======
TOTAL RETURN                                   (0.97)%    30.30%    6.74%   30.76%    8.78%
Ratios / Supplemental Data
--------------------------------------------
Net assets ($000), end of period              $ 2,139   $ 2,188   $1,616   $1,137   $1,010
Ratio of expenses to average net assets          0.66%     1.04%    0.95%    1.63%    1.50%
Ratio of net investment income to
      average net assets                         0.19%   (0.12)%    0.01%    0.45%    0.43%
Portfolio turnover rate                            37%       25%      32%      40%      12%

  For 1996 and 1995 all or a portion of the operating expenses were waived.  If these costs had  not  been  waived,
       the
                                                                        resulting
                                                                        increase
                                                                        to
                                                                        expenses
                                                                        per
                                                                        share in
                                                                        each  of
                                                                        these
                                                                        years
                                                                        would be
                                                                        $.00,
                                                                        and
                                                                        $.01,
                                                                        respectively.
The
                                                                              increase
                                                                              to
                                                                              the
                                                                              ratio
                                                                              of
                                                                              expenses
                                                                              to
                                                                              average
                                                                              net
                                                                              assets
                                                                              would
                                                                              have
                                                                              been
                                                                              .00%,
                                                                              and
                                                                              .18%,
                                                                              respectively.
*  Data  prior  to  September  28,  1995  may  not be meaningful, as the fund operated with different  investment
                                                            objectives and fee arrangements

                                                                                          .




                              INTERNATIONAL FUND





                                         Year Ended      Year Ended      Year Ended      Sept. 28, '95
                                                                                          (inception) to

                                         Nov. 30,1998    Nov. 30,1997    Nov. 30,1996    Nov. 30,1995
                                         --------------  --------------  --------------  ----------------
NET ASSET VALUE AT BEGINNING OF PERIOD           $6.61           $5.87            $4.99            $5.00
                                                 ------          -----            -----            -----
Income from investment operations
Net investment income                             0.03            0.06            0.03             (0.02)
Net gains or losses on securities
(both realized and unrealized)                    0.21            0.74            0.88              0.01
                                         --------------  --------------  --------------  ----------------
Total from investment operations                  0.24            0.80            0.91             (0.01)
Less distributions
Dividends (from net investment income)           (0.04)          (0.06)          (0.03)             0.00
Distributions (from capital gains)                0.00            0.00            0.00              0.00
                                         --------------  --------------  --------------  ----------------
Total distributions                              (0.04)          (0.06)          (0.03)             0.00
                                         --------------  --------------  --------------  ----------------
NET ASSET VALUE AT END OF PERIOD         $        6.81   $        6.61   $        5.87   $          4.99
                                         ==============  ==============  ==============  ================





TOTAL RETURN                                           3.57%   13.58%   18.16%   (0.20)%
Ratios/supplemental data
Net assets ($000), end of period                       $ 881   $  881   $  695   $   328
Ratio of gross expenses to average net assets          1.16%     1.51%   1.80%     0.49%
Ratio of net investment income to average net assets   0.54%     0.93%   0.60%     0.38%
Portfolio turnover rate                                  20%       9%      11%       12%

 For  the  year ended Nov. '96 and the period ended Nov. '95, all or a portion of the operating expenses were
waived.      If  costs  had not been have waived and directly assumed, the resulting increase to expenses per share in these periods would have been $.03 and $.01, respectively.  The increase to the ratio of expenses to average  net  assets  would  be  .50%  and  .21  %,  respectively.



                             SHORT-TERM BOND FUND





                                                       Year Ended      Year Ended      Year Ended      Sept. 28, '95
                                                                                                        (inception) to

                                                       Nov. 30,1998    Nov. 30,1997    Nov. 30,1996
                                                                                                       Nov. 30,1995
                                                                                                       ----------------
NET ASSET VALUE AT BEGINNING OF PERIOD               $          4.99           $5.00           $5.03             $5.00
                                                     ----------------         ------          ------             ------
Income from investment operations
Net investment income                                           0.27            0.27            0.25              0.03
Net gains or losses on securities
(both realized and unrealized)                                  0.05           (0.01)          (0.03)             0.03
                                                       --------------  --------------  --------------  ----------------
Total from investment operations                                0.32            0.26            0.22              0.06
Less distributions
Dividends (from net investment income)                         (0.27)          (0.27)          (0.25)            (0.03)
Distributions (from capital gains)                              0.00            0.00            0.00              0.00
                                                       --------------  --------------  --------------  ----------------
Total distributions                                            (0.27)          (0.27)          (0.25)            (0.03)
                                                       --------------  --------------  --------------  ----------------
NET ASSET VALUE AT END OF PERIOD                       $        5.04   $        4.99   $        5.00   $          5.03
                                                       ==============  ==============  ==============  ================
TOTAL RETURN                                                    6.67%           5.45%           4.85%             1.05%
Ratios/supplemental data
Net assets ($000), end of period                       $       1,908   $       2,508   $       2,016   $           878
Ratio of gross expenses to average net assets                  0.48%           0.60%            0.85%             0.23%
Ratio of net investment income to average net assets           5.57%           5.58%            6.30%             0.68%
Portfolio turnover rate                                          71%             47%             100%                0%


 For the above periods, all or a portion of the operating expenses were waived. If costs had not been waived, the resulting increase to expenses per share in each period would have been $ .02, $.02, $.02 and $.007. The increase to the ratio of expenses to average net assets would be .44%, .40%, .52% and .16%, respectively.

                               BOND INCOME FUND



                YearEnded YearEnded YearEnded YearEnded YearEnded
                    Nov. 30, Nov. 30, Nov.30, Nov.30, Nov.30,
                                            1998     1997     1996     1995     1994
                                            ----     ----     ----     ----     ----



NET ASSET VALUE AT BEGINNING OF PERIOD    $ 4.83   $ 4.76   $ 4.91   $ 4.39   $  5.03
                                          -------  -------  -------  -------  --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                       0.30     0.30     0.30     0.24      0.25
Net gains or losses on securities
(both realized and unrealized)              0.17     0.07    (0.12)    0.52     (0.64)
                                          -------  -------  -------  -------  --------
Total from investment operations            0.47     0.37     0.18     0.76     (0.39)
LESS DISTRIBUTIONS
Dividends (from net investment income)
Non-taxable                                    -        -        -    (0.24)    (0.25)
Taxable                                    (0.30)   (0.30)   (0.30)
Distributions (from capital gains)             -        -    (0.03)       -         -
                                          -------  -------  -------  -------  --------
Total distributions                        (0.30)   (0.30)   (0.33)   (0.24)    (0.25)
                                          -------  -------  -------  -------  --------
NET ASSET VALUE AT END OF PERIOD          $ 5.00   $ 4.83   $ 4.76   $ 4.91   $  4.39
                                          =======  =======  =======  =======  ========
TOTAL RETURN                               10.04%    8.24%    4.04%   17.69%   (8.24)%
Ratios/supplemental data
----------------------------------------
Net assets ($000), end of period          $1,345   $1,092   $1,201   $1,096   $ 1,456
Ratio of expenses to average net assets     0.30%    0.47%    0.63%    0.54%     0.41%
Ratio of net investment income
to average net assets                       6.24%    6.85%    5.96%    5.15%     5.48%
Portfolio turnover rate                        0%      51%      75%      77%       74%

  For each of the above periods, all or a portion of the operating expenses were waived. If these costs had not been waived, the resulting  increases to expenses per share in each of the above periods would be $.03,  $.03,  $.03,  $0.22,  and
$0.13,  respectively.  The increase to the ratio of expenses to average  monthly net assets would be .61%, .63%, .70%, .60%, and .51% respectively.
                                                                                     *
Data  prior  to  September  28,  1995 may not be meaningful, as the fund operated with different
investment  objectives  and  fee  arrangements.

     (Graphic  Omitted)

INVESTMENT  APPLICATION  for
Sextant  GROWTH  FUND
  Sextant  INTERNATIONAL  FUND
  Sextant  BOND  INCOME  FUND
  Sextant  SHORT-TERM  BOND  FUND

Mail  application  and check to:                         For assistance, call:
     SEXTANT  MUTUAL  FUNDS                      800/SATURNA  or  360/734-9900
     Box  N,  Bellingham  WA  98227-0596                      FAX 360/734-0755

ACCOUNT  TYPE  AND  NAME  (select  one)
 Individual
               First                    Middle  Initial                   Last

Social  Security  Number                                         Date of Birth

  Joint  with
               First                    Middle  Initial                   Last

Joint  Owner's  Social  Security  Number
 (Joint accounts are presumed to be "Joint Tenancy with Right of Survivorship" unless otherwise indicated)

  Gifts  to  Minor                                        as  Custodian  for
               Name  of  Custodian                               Name of Minor
                  Uniform  Gifts  to  Minors  Act
      under  the                          Uniform  Transfers
     State          to  Minors  Act          Minor's Soc. Sec. No.     Minor's
Birthdate

 Other
Indicate name of corporation, other organization or fiduciary capacity. Tax Identification Number If a trust, include name(s) of trustees and date of trust instruments.


  Name(s) of person(s) authorized to transact business for the above entity.

MAILING
ADDRESS          Street                                      Apt., Suite, Etc.


          City                                    State                    ZIP

TELEPHONE    (          )                                        (          )
             -          -                                        -          -
     Daytime          Home

CITIZENSHIP           U.S.        Resident Alien            Non-Resident Alien
                                             Country
INITIAL  INVESTMENT    $
Make  check  payable  to  the  Fund  being  purchased  (minimum  $1000).

E-MAIL
Transaction confirmations and shareowner reports may be sent to my personal e-mail address: In addition to paper mailings Instead to paper mailings (save paper & postage)

TELEPHONE  REDEMPTION  PRIVILEGES
You automatically have telephone redemption by check and telephone exchange privileges unless you strike this line. Each Fund endeavors to confirm that instructions are genuine and it may be liable for losses if it does not. (Procedures may include requiring a form of personal identification. The Fund also provides written confirmation of transactions.)

ACH  TELEPHONE  TRANSFER  PRIVILEGE
To transfer funds by ACH at no charge to or from my (our) bank account, I (we) authorize electronic fund transfers through the Automated Clearing House (ACH) for my (our) bank account designated. Please attach a voided check.

AUTOMATIC  INVESTMENT  PLAN
  Invest $ _______ into this Fund on the _____ day of each month (the 15th unless another date is chosen) by ACH transfer from my (our) bank account. This plan may be canceled at any time. Please attach a voided check.

CHECK WRITING  PRIVILEGE ($500 per check minimum) ($10 checkbook  charge) I (We)
   hereby request the Custodian to honor checks drawn by me (us) on my
(our) account subject to acceptance by the Funds, with payment to be made by redeeming sufficient shares in my (our) account. None of the custodian bank, Saturna Capital Corporation, nor any Sextant Mutual Fund shall incur any liability to me (us) for honoring such checks, for redeeming shares to pay such checks, or for returning checks which are not accepted.
 Single  Signature  Authority  --  Joint  Accounts  only:    (CHECKS FOR JOINT
 --------------------------------------------------------
ACCOUNTS REQUIRE BOTH SIGNATURES UNLESS THIS BOX IS MARKED TO AUTHORIZE CHECKS
 ------
WITH A SINGLE SIGNATURE). By our signatures below, we agree to permit check redemptions upon the single signature of a joint owner. The signature of one joint owner is on behalf of himself and as attorney in fact on behalf of each other joint owner by appointment. We hereby agree with each other, with the Funds and with Saturna Capital Corporation that all moneys now or hereafter invested in our account are and shall be owned as Joint Tenants with Right of Survivorship, and not as Tenants in Common.

The undersigned warrants(s) that I (we) have full authority to make this Application, am (are) of legal age, and have received and read a current Prospectus and agree to be bound by its terms. Unless this sentence is struck, I
(we) certify, under penalties of perjury, that I (we) am not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This application is not effective until it is received and accepted.



    Date                                Signature of Individual (or Custodian)


    Date                                 Signature of Joint Registrant, if any

                                    PART B



                      STATEMENT OF ADDITIONAL INFORMATION

                           SATURNA INVESTMENT TRUST

                              SEXTANT GROWTH FUND
                          SEXTANT INTERNATIONAL FUND
                         SEXTANT SHORT-TERM BOND FUND
                           SEXTANT BOND INCOME FUND

                             1300 N. State Street
                         Bellingham, Washington 98225

                                 360-734-9900
                                  800-SATURNA


                      STATEMENT OF ADDITIONAL INFORMATION
                                March 29, 1999


This Statement of Additional Information is not a Prospectus. It merely furnishes additional information concerning the Sextant Growth Fund, the Sextant International Fund, the Sextant Short-Term Bond Fund, and the Sextant Bond Fund that is not included in the Prospectus. It should be read in conjunction with the Prospectus. You may obtain a Prospectus dated March 29, 1999 and shareowner Annual and Semi-Annual reports without charge by writing to the address shown above, calling toll-free to 800/728-8762, and on the Internet at http://www.saturna.com/sextant.


TABLE  OF  CONTENTS
     Page

History  of  the  Funds          2
Fund  Descriptions,  Investments  and  Risks          3
Management  of  the  Funds          7
Principal  Holders  of  Securities          9
Investment  Advisory  and  Other  Services          11
Brokerage  Allocation          13
Capital  Stock          13
Purchase,  Redemption  and  Pricing  of  Shares          14
Taxation  of  the  Funds          14
Calculation  of  Performance  Data          15
Financial  Statements          16

HISTORY  OF  THE  FUNDS
Saturna Investment Trust (the "Trust") is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990. Most recently, in connection with the formation of the Sextant Funds, the Trust's name was changed to Saturna Investment Trust on September 28, 1995.

The Trust has five separate Funds, four of which are offered as the Sextant Funds through this Prospectus and Statement of Additional Information:
     Sextant Growth Fund (commenced operation Dec. 30, 1990, known as Northwest Growth Fund until September 28, 1995, when the investment objective of only Northwest stocks was changed),
     Sextant International Fund (commenced operation September 28, 1995), Sextant Short-Term Bond Fund (commenced operation September 28, 1995),
and
     Sextant Bond Income Fund (commenced operation March 2, 1993, known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State municipal bonds was changed). The fifth Fund, Idaho Tax-Exempt Fund, is offered through a separate Prospectus and Statement of Additional Information.

FUND  DESCRIPTIONS,  INVESTMENTS  AND  RISKS
CLASSIFICATION
Saturna Investors Trust is a "series trust" that presently offers four Sextant "open-end diversi-fied man-agement in-vest-ment com-panies" to investors. INVESTMENT STRATEGIES AND RISKS
The Prospectus describes the principal investment strategies and risks of those strategies. This section is provided for the purpose of expanding on investment strategies and risks not thoroughly covered in the Prospectus.

Investing in securities entails both mar-ket risk and risk of price variation in individ-ual securities. This is true even for debt securities issued by the U.S. Government. By diversifying its invest-ments, each Fund may reduce the risk associated with owning one or a few indi-vi-du-al securi-ties. There is no assurance that any Fund will achieve its investment objectives.

SEXTANT GROWTH FUND seeks long-term growth by investing primarily in common stocks and securities convertible into common stocks and preferred stocks, but may also invest in other securities that are suited to the Fund's investment objectives. The Fund ordinarily does not invest in straight-debt securities.

Growth Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Although the Fund invests principally in securities of U.S. issuers, it may invest up to 5% of its total assets (valued at the time of investment) in foreign securities, including foreign government obligations and foreign equity and debt securities that are traded in the U.S. (See Risks in Foreign Securities, below.)

SEXTANT INTERNATIONAL FUND invests at least 65% of its total assets (taken at market value at time of investment) in foreign securities (securities of non-U.S. issuers). The Fund ordinarily invests in securities of at least three countries outside the U.S.

The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. These factors may be particularly applicable in smaller or emerging foreign markets.

The Fund diversifies its investments among several countries and does not concentrate in any particular industry. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends throughout the world. The adviser considers the relative political and economic stability of a company's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (such as Canada, Japan and the United Kingdom), in less developed markets (for example, Mexico), and in emerging markets (for example, Peru).

As a matter of policy (that can be changed by the Board of Trustees), the Fund limits its investments to those securities of foreign issuers that are traded and settled in the U.S. These include American Depository Receipts ("ADRs") that represent underlying shares of foreign issuers. (ADRs are receipts typically issued by an American bank evidencing ownership of the underlying foreign securities.) Positions in these securities are valued in U.S.

dollars, not in the currency of the underlying security into which they may be converted. The Fund may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. Unsponsored ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications.

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens) the value of the Fund's securities denominated in that currency would be expected to decline.

The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thereby reducing the net amount of income available for distribution to the Fund's shareowners. A shareowner otherwise subject to U.S. federal income taxes may, subject to various limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

Risks  in  Foreign  Securities

Investors should understand and carefully consider the risks involved in foreign investing. Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, brokers; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform trading practices; less liquidity or greater price volatility in foreign markets; possible imposition of foreign taxes; or less advantageous legal, operational, and financial protections applicable to foreign custodial arrangements. There is also a risk of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, adoption of foreign government restrictions, or adverse political, social or diplomatic developments that could affect investment in these nations.

SEXTANT SHORT-TERM BOND FUND invests primarily in marketable short-term debt securities. Under normal circumstances, the Fund's dollar-weighted average maturity does not exceed three years.

SEXTANT BOND INCOME FUND invests primarily in marketable long-term debt securities. As an operating policy that may be changed by the Board of Trustees, under normal market conditions the Fund maintains a dollar-weighted average effective maturity in excess of ten years.

The risks and investment returns offered in these Bond Funds depend primarily on the terms and quality of the obligations in each Fund's portfolio, as well as on market conditions. Interest rate fluctuations affect a Fund's net asset value, but not the income received by the Fund from its portfolio securities. However, because prices and yields on debt securities vary over time, no specific yield on shares of a Fund can be assured.

The "effective maturity" of a debt instrument is the weighted average period over which the Adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to mortgage backed securities such as GNMA securities, the effective maturity is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, the effective maturity is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. During periods of rising interest rates, the effective maturity of mortgage backed securities and callable obligations may increase substantially because they become less likely to be prepaid, which may result in greater net asset value fluctuation.

Under normal market conditions, each of the Bond Funds invests at least 65% of the value of its total assets (taken at market value at the time of investment) in "bonds," meaning:
     Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U.S. dollars, rated at the time of purchase within the three highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa or A) or by Standard & Poor's Corporation ("S&P") (AAA, AA or A).
     U.S.  Government  Securities;
     Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated Aa or better by Moody's or AA or better by S&P; and
     Bank obligations, including repurchase agreementsof banks, having total assets in excess of $1 billion.

These Funds may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities). However, the Funds may not invest in a security rated at time of purchase below the fourth highest grade assigned by Moody's (Baa) or S&P (BBB). Debt rated Baa or BBB is considered "medium grade," though still generally accepted as investment grade.

U.S. Government Securities include: (i) bills, notes, bonds and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. U.S. Government Securities are generally accepted as being among the safest debt securities with respect to the timely payment of principal and interest (but not any premium paid on their purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and the Funds' shares fluctuate in value.

Among the Government Securities the Funds may purchase are those issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and other agencies. Securities such as these represent an interest in a pool of mortgages insured in whole or in part by other agencies or the U.S. Treasury, depending on the terms of the issue. These issues may or may not represent the guarantee of the U.S. Treasury.

These "mortgage-backed" debt securities are entitled to interest and principal payments on mortgages in the pool as they are paid. During periods of declining interest rates there is an increased likelihood that these mortgages will be prepaid, resulting in a loss of the benefit of holding the instrument to full term, and loss of any premium the Fund may have paid to buy the security.

The Funds may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.

Medium grade (Baa or BBB) debt securities are obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Some issuers of debt securities choose not to have their securities rated by a rating service. The Funds may invest in unrated securities that in the adviser's opinion are comparable to securities having at least a medium grade rating and are suitable for investment by the Funds.
FUND  POLICIES
The in-vestment ob-jec-tives of each Fund are described in the Prospectus and cannot be changed without approval by vote of a majority of the out-standing shares of that Fund.

Investment  Restrictions

 In addition to the restrictions stated in the Prospectus, the Funds shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase "restricted securities" (those which are subject to legal or con-tractual restric-tions on resale or are otherwise not readily marketable); nor invest in oil, gas or other min-eral exploration leases and programs. The Funds shall not make loans to others, except for the purchase of debt securities, or entering into repurchase agreements. The Funds shall not in-vest in securities so as to not comply with Subchapter M of the Internal Revenue Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund's total assets is represented by (i) cash and cash items, government securities, and securities of other regulated invest-ment companies, and (ii) other securities, except that with respect to any one issuer in an amount more than 5% of ei-ther Fund's total assets, and no more than 10% of the Fund's voting securities of any one is-suer. In addition, the Funds shall not purchase real estate; real estate limited partnerships (excepting master limited partnerships that are pub-licly traded on a na-tional security ex-change or NASDAQ's National Market System); com-modities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities un-der-writer except that they may pur-chase securities directly from the issuer for investment purposes. Also, no Fund shall purchase or retain securities of any issuer if the officers or trustees of the Trust or its adviser own more than one-half of one percent of the securities of such issuer; invest in any com-pany for the pur-pose of management or exercising control. No Fund shall invest in the securities of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization or by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission.

No Fund shall pur-chase securities of any issuer in excess of 5% of the Fund's total assets or pur-chase more than 10% of the outstanding voting securities of any is-suer; or concentrate its in-vestments in a single industry beyond 25% of the total value of the Fund; or invest more than 10% of its assets in the securities of issuers which to-gether have a record of less than three years continuous operation. No Fund purchases securities if it has outstanding borrowings exceeding 5% of its net assets. No Fund's invest-ments in warrants, valued at the lower of cost or market, shall exceed 5% of the value of the Fund's net assets. Included within that amount, but not to ex-ceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired in units or at-tached to securities may be deemed to be without value. Notwithstanding the above, the Funds may purchase securities pursuant to the exercise of subscription rights, provided that such purchase does not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Funds' interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Funds may not always realize the full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Funds' portfolio securities with the result that the Fund would be forced to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

Investment objectives and certain policies of each of the Funds may not be changed without the prior ap-proval of the holders of the majority of the outstanding shares of the respective Fund. Objectives and poli-cies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and any secondary investment objectives;
(2) the classification of the Funds as an open-end management company and the sub-classification of each of the Funds as a diversified company; and (3) the policies listed here under "Investment Restrictions." TEMPORARY DEFENSIVE POSITION When the Adviser considers a temporary defensive investment position advisable, any Sextant Fund may invest without limitation in high-quality corporate debt obligations or U.S. government obligations or hold cash or cash equivalents. PORTFOLIO TURNOVER The Funds places no restrictions on portfolio turnover and Funds will buy or sell invest-ments according to the Adviser's appraisal of the factors affecting the market and the economy. The Adviser does not anticipate significant variation to the portfolio turnover rates experienced in the past.

MANAGEMENT  OF  THE  FUNDS
BOARD  OF  TRUSTEES
A Board of five Trustees manages the Funds: Nicholas Kaiser, John E. Love, John S. Moore, Gary A. Goldfogel, and A. Herbert Ershig. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers, de-termine the amount of any dividend or capital gain distribution and serve on any committees of the Trust.

MANAGEMENT  INFORMATION
The  Trustees  and  officers  are:







(1)                                                (2)                               (3)
------------------------  ----------------------------
Name, Address, and Age    Position(s) Held with Trust   Principal Occupation(s)

                               During Past 5 years

A. Herbert Ershig         Trustee                       President (now retired),
22 Shorewood Drive
Bellingham, WA 98225
Age:  60
------------------------
                                                        Ershigs, Inc. (industrial

                                  fabrication)
Gary A. Goldfogel, M.D.   Trustee                       Medical Examiner (pathologist)
1500 N. State Street
Bellingham WA 98225
Age: 40
------------------------
                                                        Owner, Avocet Environmental

                              Testing (laboratory)
                                                        --------------------------------
Nicholas Kaiser, MBA*     President and Trustee         President, Saturna Capital
1300 N. State Street
Bellingham, WA 98225
Age: 52


                                                        Corporation (the Trust's

                               investment adviser)
                                                        President, Investors National
                                                        Corporation (the Trust's
                                                        distributor)

John E. Love              Trustee                       Owner, J.E. Love Co.,
1002 Spokane Street
Garfield WA 99130
Age: 66
------------------------
                                                        (agricultural equipment

                                  manufacturer)
John S. Moore, Ph.D.      Trustee                       Professor (now retired),
346 Bayside Road
Bellingham WA 98225
Age: 66
------------------------
                                                        College of Business and

                               Economics, Western
                              Washington University
Phelps S. McIlvaine       Vice President                Vice President, Saturna Capital
1300 N. State Street
Bellingham WA 98225
Age: 45


                                                        Corporation (the Trust's

                               investment adviser)
                                                        Treasurer, Investors National
                                                        Corporation (the Trust's
                                                        distributor)
Pandora Larner            Secretary                     Secretary; Saturna Capital
1300 N. State Street
Bellingham WA 98225
Age: 51
------------------------
                                                        Corporation (the Trust's

                                                        investment adviser) [since
                                                                                  1996]
                                                        Doncaster Sales (direct
                                                        marketing) [1993-1995]
Teresa K. Anderson, MBA   Treasurer                     Director of Funds and
1300 N. State Street
Bellingham WA 98225
Age: 30
------------------------
                                                        Operations, Saturna Capital

                                                        Corporation (the Trust's
                                                        investment adviser)
                                                        --------------------------------



* Mr. Kaiser is an "interested person" of the Trust as de-fined in the Investment Company Act of 1940.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been
established at this time. An Audit Committee, consist-ing of the disinterested directors, meets to select the independent accountant and review all audit reports. There is no separate nominating committee. COMPENSATION The Trust pays disinterested trustees $100 per meeting attended and reimbursement of travel ex-penses (pro-rata to each Fund of the Trust). Mr. Kaiser receives no compensation from the Trust, nor are the other officers of the Trust paid for their duties with the Trust.
          Pension  or                    Total
     Aggregate          Retirement                    Compensation
Name of     Compensa-     Benefits Accrued     Estimated Annual     From Trust
Person;          tion from     As Part of Trust     Benefits Upon     and Fund
Complex
Position          Trust          Expenses      Retirement     Paid to Trustees
--------          -----          --------      ----------     ----------------
A.  HERBERT  ERSHIG       $400          $0          $0          $400
Trustee

GARY  A.  GOLDFOGEL          400          0            0          400
Trustee

JOHN  E.  LOVE          400          0          0          400
Trustee

JOHN  S.  MOORE,          400          0          0          400
Trustee

NICHOLAS  F.  KAISER,          0          0            0          0
Trustee

PRINCIPAL  HOLDERS  OF  SECURITIES
As of January 15, 1999, the principal holders of record (those with more than 5% of the outstanding shares) of securities of each Sextant Fund were:





                      Name and Address                    Shares  Percentage
                      ----------------------------------  ------  -----------

GROWTH FUND           Nicholas F. Kaiser IRA              19,209        8.71%
                                    1300 N. State Street
                      Bellingham WA 98225
                      Sutherland Enterprises Ltd          12,885        5.84%
                      714 Earl Grey Crescent S.W.
                      Calgary, Alberta

INTERNATIONAL FUND    Nicholas F. Kaiser IRA              23,943       19.38%
                                    1300 N. State Street
                      Bellingham WA 98225
                      Mar-Jac Poultry, Inc.                7,595        6.14%
                      P. O. Box 1017
                      Gainesville GA 30503
                      Normal H. Bell, MD                   7,215        5.84%
                                          1 Johnson Road
                      Charleston SC 29407

                      Northwest Eye Clinic Trust           7,065        5.72%
                      FBO Frederick Kaiser MD
                      3015 Squalicum Parkway
                      Bellingham WA 98225

SHORT-TERM BOND FUND  Robert L. Foote                     63,833       16.42%
                      PO Box 1157
                      Bellingham WA 98225
                      International Education Trust       50,955       13.10%
                      750 A Miller Drive SE
                      Leesburg VA 20176
                      Investors National Corporation      41,858       10.76%
                                    1300 N. State Street
                      Bellingham WA 98225
                      Robert J. Nicholl IRA               41,524       10.68%
                                       833 Sudden Valley
                      Bellingham WA 98226
                      Michael McRory Profit Sharing Plan  28,096        7.22%
                      3400 Squalicum Parkway
                      Bellingham WA 98225
                      Laura Kurtz-Harvie                  19,944        5.13%
                                        318 Bayside Road
                      Bellingham WA 98225

BOND INCOME FUND      Nicholas F. Kaiser                  44,038       17.06%
                      Markell F. Kaiser JTWROS
                                    1300 N. State Street
                      Bellingham WA 98225
                      Luzenia B. Redpath                  36,908       14.30%
                                      500 Fieldston Road
                      Bellingham WA 98225
                      Loie E. Haggen                      21,600        8.37%
                                      521 Fieldston Road
                      Bellingham WA 98225
                      David K. Heaps IRA                  19,931        7.72%
                      PO Box 1977
                      Bellingham WA 98225
                      Frederick M. Graham                 15,903        6.16%
                      Mary J. Graham JTWROS
                      8647 W Sierra Pinta Drive
                      Peoria AZ 85382
                      Bayside Pathology Profit Sharing    65,869        5.10%
                                    1500 N. State Street
                      Bellingham WA 98225
                      Carol Lingow Guardian               13,153        5.09%
                      FBO Robert C. Schmidt
                      South 4518 Woodward
                      Spokane WA 99206

As of January 15, 1999,  officers and Trustees (plus  affiliated  family members and entities), as a group, own the following shares of the Funds





                      Shares Owned  Percentage of Outstanding
                      ------------  --------------------------
GROWTH FUND                 39,806                       18.1%
INTERNATIONAL FUND          42,240                       34.2%
SHORT-TERM BOND FUND        76,309                       19.6%
BOND INCOME FUND            73,459                       28.4%



INVESTMENT  ADVISORY  AND  OTHER  SERVICES
INVESTMENT  ADVISER  AND  ADMINISTRATOR
Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Investment Adviser and Administrator (the "Adviser") for the Funds. Saturna Capital is also the Funds' shareowner servicing agent. Mr. Nicholas Kaiser, by his ownership of the majority of its voting stock, is the controlling person of the Adviser. Mr. Kaiser is also a Trustee and President of Saturna Investment Trust, and the principal portfolio manager of both the Growth Fund and the International Fund. ADVISORY FEE Each of the Sextant Funds monthly pays the Adviser an Advisory and Administrative Services Fee (the "Base Fee"). The Base Fee covers certain administrative services such as portfolio accounting, shareholder and financial reporting, shareholder servicing and transfer agency services. The Base Fee is also compensation for portfolio management, advice and recommendations on securities to be purchased, held or sold. The Base Fee is computed at the annual rate of 0.60% of average daily net assets of each Fund, and is paid monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund.

Performance adjustment for Sextant Growth Fund and Sextant International Fund:
     For each month in which either of these Fund's total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
     If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
     If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

Performance Adjustment for Sextant Bond Income Fund and Sextant Short-Term Bond Fund:
     For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
     If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.
11

Total return investment performance as calculated and published by Morningstar, Inc. for selected groups of mutual funds is used as the index for
comparison  purposes.    The  comparative  Morningstar  categories  used  are:
1989          Sextant  Growth  Fund:    "DOMESTIC  GROWTH  FUNDS"
1990          Sextant  International  Fund:    "FOREIGN  STOCK  FUNDS"
1991          Sextant  Bond  Income  Fund:    "LONG-TERM  BOND  FUNDS"
1992          Sextant  Short-Term  Bond  Fund:    "SHORT-TERM  BOND  FUNDS"

The Adviser has voluntarily undertaken to limit expenses of Short-Term Bond Fund and Bond Income Fund to 0.60% through March 31, 2000 and waives its investment advisory and administrative fee as to either Fund completely so long as assets of that Fund are less than $2 million.

For each of the last three fiscal years, the advisory fees (after performance adjustments and expense limitations) each Fund paid Saturna Capital were:





                                1996     1997    1998
                              ------  -------  ------
Sextant Growth Fund           $7,540  $11,819  $8,933
Sextant International Fund     3,148    7,537   7,060
Sextant Short-Term Bond Fund   7,208    4,636   3,327
Sextant Bond Income Fund           0        0       0


SHAREOWNER  SERVICES
Under the Advisory agreement, Saturna Capital also provides services as the transfer agent and dividend-paying agent for the Funds. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and Form 1099 tax forms. Saturna also, on behalf of the Funds, responds to shareowners' questions or correspondence. Further, the transfer agent regularly furnishes the Funds with current shareowner lists and information necessary to keep the shares in balance with the Funds' records. The transfer agent performs the mailing of all financial statements, notices and prospectuses to shareowners. The transfer agent maintains records of contributions, disbursements and assets as required for IRAs and other qualified retirement accounts. These transfer agent services are included in the Base Fee. CUSTODIAN National City Bank, Indiana, of Indianapolis, National City Center, Indianapolis, Indiana 46255 is the custodian of the Funds. As custodian for the Funds, the bank holds in custody all securities and cash, settles for all securities trans-actions, receives money from sale of shares and on order of the Funds pays the autho-rized expenses of the Funds. When investors redeem Fund shares, the pro-ceeds are paid to the shareowner from an account at the custodian bank. INDEPENDENT ACCOUNTANTS Tait, Weller and Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, PA 19103-2108 are the indepen-dent accountants for the Funds. The accountants conduct an annual audit of the Funds as of November 30 each year, prepare the tax returns of the Funds and as-sist the Adviser in any accounting matters throughout the year. PRINCIPAL UNDERWRITER The Adviser's wholly-owned subsidiary, Investors National Corporation, 1300 N. State Street, Bellingham WA 98225 is a discount brokerage firm and acts as distribu-tor for the Funds without compen-sation. Mr. Nicholas Kaiser, an affiliated person of the Funds, is President of Investors National Corporation.

BROKERAGE  ALLOCATION
The placing of purchase and sale orders as well as the negotiation of commissions is performed by the Adviser and is reviewed by the Board of Trustees. The Adviser may make allocation of brokerage to any broker in return for research or services and for selling shares of any fund of Saturna Investment Trust. Brokers may provide research or statistical material to the Adviser, but this information is only supple-mental to the research and other statistics and material accumulated and maintained through the Adviser's own efforts. Any such supplemental information may or may not be of value or used in making investment decisions for the Funds or any other ac-count serviced by the Adviser. Research services provided by brokers through which the Funds effect securities transactions may be used by the Funds' investment adviser in servicing all of its accounts and not all of these services may be used by the adviser in connection with the Funds.

The primary consideration in effecting securities transactions for the Funds is to obtain the best price and execution which in the judgment of the Adviser is at-tainable at the time and which would bring the best net overall economic result to a Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The Adviser may negotiate commis-sions at a rate in excess of the amount another broker would have charged if it de-termines in good faith that the overall net economic result is favorable to the Fund, and is not required to execute trades in "over-the-counter" securities with primary market-makers if similar terms are available elsewhere. The Adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

Brokerage is almost entirely directed to Investors National Corporation, a wholly owned subsidiary of the adviser, which engages in a discount brokerage business. Consideration is given by the Funds to the unpaid services of Investors National Corporation as the Funds' principal underwriter. The Trustees review brokerage activity in detail at each regular meeting. Meetings are held on a quarterly schedule. For each of the last three fiscal years, the commissions each Fund paid Investors National were:






                                                      % of 1998 aggregate   % of 1998 aggregate dollar

                                1996    1997    1998
                              ------  ------  ------
                                                      brokerage             amount of transactions involving
                                                      commissions paid      the payment of commissions
                                                      Investors National    through Investors National
Sextant Growth Fund           $2,536  $1,967  $2,727                  100%                               100%
Sextant International Fund     1,562     872   1,434                  100%                               100%
Sextant Short-Term Bond Fund      98       0       0                    0                                  0
Sextant Bond Income Fund          49       0       0                    0                                  0


CAPITAL  STOCK
Each Fund of Saturna Investment Trust is divided into shares of benefi-cial inter-est. The shares of each sep-arate Fund of the Trust have equal voting rights. All shares are fully paid, non-assessable, transferable and with rights of redemp-tion, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such pur-poses as electing or remov-ing Trustees, changing fundamental policies, or voting on approval of an advisory contract. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote. All dividends and distribu-tions for each Fund shall be dis-tributed to shareown-ers in proportion to the number of shares owned.

PURCHASE,  REDEMPTION  AND  PRICING  OF  SHARES
See How to Buy Shares, How to Redeem Shares and Pricing of Fund Shares in the Prospectus for an explanation about the ways to purchase or redeem shares. Both purchases and redemptions are made at net asset value per share.

In addition to normal purchases or redemptions, the shares of the Funds may be exchanged for shares of other funds of Saturna Investment Trust. Exchanges will be made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges on the application. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Price (net asset value) per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The daily price is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. See the balance sheet in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Funds calculate net asset value, which is the price used for both purchase and redemption of shares. TAXATION OF THE FUNDS Saturna Investment Trust is organized as a "series" investment company. Each Fund of the Trust is a separate eco-nomic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The credi-tors and shareowners of each Fund are limited to the assets of that fund for recovery of charges, expenses and liabilities. Each Fund of the Trust conducts separate voting on issues relating solely to that fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of each Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as they have since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies (Subchapter M), which relieve mutual funds of federal income taxes on the amounts so distributed.

At November 30, 1998, Sextant International Fund had capital loss carryforwards of $8,694 which expire in 2004, Sextant Bond Income Fund had capital loss carryforwards of $74,575 which expire in 2004 and Sextant Short-Term Bond Fund had capital loss carryforwards of $7,602 which expire in 2004, subject to regulation. Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to with-hold 31% of income. Dividends and capital gains distributions to shareowners who are nonresident aliens may be subject to a 30% United States foreign with-holding tax under the existing provisions of the code applicable to foreign individu-als and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that a Fund should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.

CALCULATION  OF  PERFORMANCE  DATA
Average annual Total Return and Current Yield information may be useful to in-vestors in reviewing a Fund's performance. However, certain factors should be taken into account before using the information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distribu-tions. The performance for any given past period is not an indication of future rates of return or yield on its shares. The figures regarding multi-year total return reflect the operations of Sextant Growth Fund and Sextant Bond Income Funds using their different investment objectives prior to September 1995.

For each of the following periods ended November 30, 1998, the average annual compounded Total Returns of each Fund were:





                              1 year   5 years   10 years  Commencement
                              -------  --------  --------  -------------
Sextant Growth Fund             -.97%    10.44%  NA               10.02%
Sextant International Fund      3.57%  NA        NA               10.85%
Sextant Short-Term Bond Fund    6.68%  NA        NA                5.68%
Sextant Bond Income Fund       10.08%     6.01%  NA                5.92%




Average annual Total Return quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value accord-ing to the following formula:
P  (l  +  T)n  =  ERV

WhereP = a  hypothetical  initial  Payment  of $1,000 T = average  annual  Total return n = number of years ERV = Ending Redeemable Value of the $1,000 payment made  at  the  beginning  of  the  period.

To solve for average Total Return, the formula is as follows:

T  =  (  ERV/P)1/n  -  1

Current Yield is computed by dividing the net investment income, as defined by
------- -----
the Securities and Exchange Commission, over a rolling 30 day period for which the yield is presented by the average number of shares eligible to receive dividends for the period over the maximum offering price per share on the last day of the period, and annualize the results. The formula used is:

Yield  =  2[(  a-b/cd  +1)6  -1]
Where a = dividends accrued during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the price per share on the last day of the period

The cur-rent yield on the Sextant Growth Fund, the Sextant International Fund, Sextant Short-Term Bond Fund, and the Sextant Bond Income Fund, for the 30 day period ending November 30, 1998 was 0.6%, 0.2%, 5.6%, and 6.1%, respectively.

FINANCIAL  STATEMENTS
The most recent audited annual report accompanies this Statement of Additional Information.

There is incorporated into this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended November 30, 1998. Filed as Exhibit A hereto:

Report of Tait, Weller & Baker, Independent Accountants. Statement of Assets and Liabilities as of November 30, 1998. Statement of Operations - Year ended November 30, 1998. Statements of Changes in Net Assets - years ended November 30, 1998, and 1997.
Investments  -  as  of  November  30,  1998.
Notes  to  Financial  Statements.

                        SATURNA INVESTMENT TRUST OFFERS
                             IDAHO TAX-EXEMPT FUND

Additional information about in-vestments and operations is available in the Fund's annual and semi-annual shareowner reports. The annual report includes a discussion of the market conditions and in-vestment strategies that significantly affected the Fund's performance during its last fiscal year. A Statement of Additional Information contains more details, and is incorporated in this Prospectus by reference.

These documents and other information are available upon request, without charge, from:
                               (Graphic Omitted)
                             1300 N. State Street
                         Bellingham, Washington 98225

                            http://www.saturna.com
                           E-mail: idaho@saturna.com

                                  800-SATURNA
                                [800-728-8762]









Information about the Fund (including the SAI) can be reviewed and copied at the
SEC's  Public   Reference   Room  in  Washington  DC  (call   800-SEC-0330   for
information). Reports and other information about the Fund are also available at the SEC's website (http://www.sec.gov) and copies may be obtained, upon
                          ------------------
payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-6009. Saturna Investment Trust's Investment Company Act file number is 811-05071.



                                 I  D  A  H  O
                                 -------------
                        T A X - E X E M P T    F U N D


(Graphic  Omitted)

        No-Load,
                    No  Sales  Charge,
                                          No  12b-1


THE SECURITIES AND EXCHANGE COMMIS-SION OR ANY STATE SECURITIES AUTHORITY HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPEC-TUS IS TRUTHFUL OR COMPLETE. ANY REPRE-SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  PROSPECTUS
                                March 29, 1999

1

                     A QUICK LOOK AT IDAHO TAX-EXEMPT FUND
                             FUND INVESTMENT GOALS
                                       3
IDAHO TAX-EXEMPT FUND seeks to provide income free from federal income, federal alternative mini-mum and Idaho state income taxes, with a sec-ondary objective of capital preservation.PRINCIPAL INVESTMENT STRATEGIES IDAHO TAX-EXEMPT FUND invests in debt securities issued by political subdivisions of the State of Idaho. PRINCIPAL RISKS OF INVESTING IN THE FUND The value of Fund shares rise and fall as the value of the bonds in which the Fund invests goes up and down. The risks inherent in the Fund depend primar-ily on the terms and quality of the obligations in its portfolio, as well as on market conditions. Interest rate fluctuations affect the Fund's net asset value and current yield.

Fund in-vestments are sus-ceptible to fac-tors adversely affecting Idaho. If a security held by the Fund defaults on payment of interest or principal, the Fund's in-come, ability to pre-serve capital, and liq-uid-ity would all be ad-versely af-fected.

The Fund is vulnerable to income tax rate changes, either at the Idaho or federal level, since part of municipal securities' value is derived from the recipient's ability to exclude interest payments from taxation.
VARIABILITY  OF  RETURNS
These bar charts and tables provide an indication of the risks of investing in the Fund by showing changes in Fund performance from year to year and by showing how the Fund's average annual returns compare to a broad-based market index.
                                (Graph Omitted)
Idaho  Tax-Exempt  Fund  Calendar  Year  Percentage  Returns
1989          8%
1990          5%
1991          8%
1992          6%
1993          8%
1994          -3%
1995          15%
1996          3%
1997          7%
1998          6%
Note:    Highest return for a quartr was +7.3% (quarter ending March 31, 1995)
Lowest  return  for  a  quarter  was  -2.0%  (quarter  ending  March 31, 1994)
1








Average Annual Total Returns
((for the periods ending December 31, 1998)  Past 1 year   Past 5 years   Past 10 years
                                             ------------  -------------  --------------
IDAHO TAX-EXEMPT FUND                                6.0%           5.6%            6.7%
                                             ------------  -------------  --------------
Lehman Municipal Composite *                         6.5%           6.2%            8.2%
-------------------------------------------  ------------  -------------  --------------


* The Lehman Municipal Composite Index is a widely recognized, unmanaged index of municipal bond prices.



How a Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.
INVESTMENT  RESULTS
Shareowners  receive  a  financial  re-port  showing  the  investment returns,
portfolios,  income  and  expenses  every  six  months.   Investors may obtain
current share prices daily by calling 888/732-6262, or by accessing the Internet at www.saturna.com.
              ---------------

10

FEES  AND  EXPENSES

This table describes the fees and expenses that Fund shareowners may pay. There are no shareowner fees (fees paid directly from an investment). The Fund imposes no sales charge (load) on purchases or reinvested dividends, no distribution fees, or any deferred sales charge (load) upon redemption. There are no exchange fees, redemption fees, or account fees. The following table illus-trates operating expenses of the Fund for the fiscal year ending November 30, 1998.

                        ANNUAL FUND OPERATING EXPENSES
                 (expenses that are deducted from Fund assets)

Management  Fees          0.38%
Distribution  (12b-1)  Fees          NONE
Other  Expenses          0.28%
                         -----
Total  Annual  Fund  Operating  Expenses          0.83%
Fee  Waiver          -0.07%
                      -----
Net  Expenses          0.76%
 Total  expenses  capped  at  0.80%
EXPENSES  EXAMPLE

The example below is intended to help investors compare the cost of investing in Idaho Tax-Exempt Fund with the cost of investing in other mutual funds. The example assumes an investor invests $10,000 in a Fund for the years indicated and then redeems at the end of those years. The example also assumes that the investment has a 5% net return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's cumulative expenses would be:

     1  year  total    --          $70
     3  years  total    --          $220
     5  years  total    --          $385
     10  years  total    --          $1226

INVESTMENT  OBJECTIVES
IDAHO TAX-EX-EMPT FUND seeks to provide income dividends free from Federal income, Federal alternative mini-mum and Idaho state income taxes. Preservation of capital is a sec-ondary objective.


INVESTMENT  STRATEGIES
The Fund's fundamental policy is to in-vest at least 80% of net as-sets in se-curi-ties gen-erating in-come exempt from Fed-eral in-come tax, in-clud-ing the alternative minimum tax. Under normal mar-ket condi-tions, at least 65% of total assets are in-vested in debt se-curities generating in-come exempt from Idaho income tax.

The Fund requires that at time of purchase a bond be rated at least "A" or equivalent by a national bond rat-ing agency (Standard and Poor's, Moody's
Investor's Services, or equivalent), or, if non-rated, to be of equivalent quality in the opinion of the Ad-viser.

Up to 60% of total assets of the Fund can be in-vested in non-rated bonds. The Ad-viser will purchase only those non-rated bonds that it believes are liquid and can be sold at the value given for net asset value purposes.

Investors can ex-pect the weighted average port-folio maturity to range between 6 and 15 years. Usually, shorter maturity bonds provide lower current yields, while a matu-rity beyond 15 years implies great-er cur-rent yield but increased risk to capital from interest rate in-creases.

During uncertain market or economic condi-tions, the Idaho Tax-Exempt Fund may adopt a temporary, defensive posi-tion. While de-fensive investments may not contribute to the primary objective of tax-free in-come, they do assist the sec-ondary ob-jective of capital preser-vation.

RISKS
The risks inherent in the Fund depend primar-ily on the terms and quality of the obligations in its portfolio, as well as on market conditions. Interest rate fluctuations affect the Fund's net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, the Fund's yield also varies.

Fund in-vestments are sus-ceptible to fac-tors adversely affecting Idaho. If a security held by the Fund defaults on payment of interest or principal, the Fund's in-come, ability to pre-serve capital, and liq-uid-ity would all be ad-versely af-fected.

The Fund is vulnerable to tax rate changes, either at the Idaho or Federal level, since part of municipal securities' value is derived from the recipient's ability to exclude interest payments from taxation. Should this exclusion be re-duced, the market for municipal securities, and consequently the Fund's share value, may be adversely affected.

INVESTMENT  ADVISER
Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Investment Adviser and Administrator for the Fund. Saturna Capital's wholly owned subsidiary, Investors National Corporation, is a discount brokerage firm and acts as distribu-tor for the Fund without compen-sation. Founded in 1989, Saturna Capital Corporation is also the adviser to Amana Mutual Funds Trust, the Sextant Mutual Funds and to private accounts. Saturna has approximately $61 million in assets under management.

The Fund pays a monthly advisory fee at the annual rate of 0.50% of the aver-age daily net assets up to $250 mil-lion, 0.40% of assets be-tween $250 mil-lion and $1 billion, and 0.30% of assets in ex-cess of $1 billion. For the fiscal year ended November 30, 1998, the aggregate advisory fee paid (after a partial fee waiver) was 0.43% of average net assets.

Phelps McIlvaine, vice president of Saturna Capital since 1994, is the primary manager of the Idaho Tax-Exempt Fund. He also manages the Sextant Short-Term Bond Fund and the Sextant Bond Income Fund, other series of the Trust.

PRICING  OF  FUND  SHARES
The Fund  computes its net asset value per share each business day by di-vid-ing
(i) the value of all of its securities and other as-sets, less liabili-ties,  by
(ii) the num-ber of shares out-standing. The Fund computes its net as-set value as of the close of trading on the New York Stock Ex-change (generally 4 p.m. New York time) on each day the Ex-change is open for trading. The Fund's shares are not priced on any cus-tom-ary national busi-ness holiday that security markets are closed. The net asset value appli-ca-ble to purchases or redemption's of shares of the Fund is the net asset value next computed after receipt of a purchase or re-demption order.

Since daily bid prices are not available for many municipal bond issues, the Fund val-ues securi-ties using matrices of municipal bond yields for various ma-turities and qual-i-ties. Prices are ad-justed for factors unique to each bond. To verify its knowledge of market fac-tors, the adviser periodically obtains appraisals from independent sources. HOW TO BUY SHARES You may open account and purchase shares by sending a completed application with a check for $1,000 or more to the Fund. The Fund does not ac-cept ini-tial orders unaccom-pa-nied by payment. The price you receive is the net asset value next determined after receipt of a purchase order. There are no sales charges or loads. Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, pur-chases can be made by check, by electronic funds transfer, or by wire. Shareowners may autho-rize the use of the Auto-mated Clearing House ("ACH") to pur-chase or redeem shares by completing the appropriate section of the applica-tion. The autho-rization must be received at least two weeks before ACH can be used. To use ACH to pur-chase or redeem shares, simply call Saturna Capital. Investors also may wire money to purchase shares, though the wiring bank typi-cally charges a fee for this service. Each time shares are purchased or redeemed, a confirmation is mailed showing the details of the transaction as well as the current number and value of shares held. Share bal-ances are computed in full and frac-tional shares, expressed to three decimal places. At the end of each calendar year, you receive a complete annual statement, which you should retain for tax purposes and a complete histori-cal record of all trans-ac-tions. Optional plans offered by the Fund include: (1) an auto-matic investment plan, (2) a sys-tem-atic with-drawal plan to provide regular pay-ments to you, and (3) the right to ex-change your shares without charge for any other no-load mutual fund for which Saturna Capital is the in-vest-ment ad-viser. Ma-terials describ-ing these plans and applica-tions may be obtained from the Ad-viser. HOW TO REDEEM SHARES Shareowners may redeem all or part of their investment on any business day of the Fund. The amount per share received is the price next determined after receipt of a re-demption request. The amount re-ceived depends on the value of the in-vestments of the Fund at that day and may be more or less than the cost of the shares being redeemed.

The Fund  normally  pays for shares  redeemed  within  three days after a proper
instruction   is  re-ceived.   To  allow  time  for  clearing,   re-demption  of
in-vestments made by check or ACH may be re-stricted for up to 14 calendar days. There are several methods you may choose to redeem shares.
WRITTEN  REQUEST
Write:          Idaho  Tax-Exempt  Fund
          Box  N
          Bellingham  WA  98227-0596

Or  Fax:          360  /  734-0755

You may redeem shares by a written request and choose one of the follow-ing options for the proceeds:
     Redemption check (no mini-mum) sent to registered owner(s). Redemption check (no mini-mum) sent as directed if the signa-ture(s) are guaranteed.  If  pro-ceeds
     are to be sent to other than the regis-tered owner(s) at the last ad-dress, the signa-tures on the request must be guaran-teed by a national bank or trust com-pany or by a member of a national se-curities ex-change.
     Federal  funds  wire.   The pro-ceeds ($5000 minimum) may be wired to any
bank designated in the re-quest if the signa-ture(s) are guar-an-teed as explained above.
TELEPHONE  REQUEST
Call:          800  /  728-8762  or
     360  /  734-9900

You may redeem shares by a tele-phone request and choose one of the following options for the proceeds:
     Redemption  check  (no  mini-mum)  sent  to  registered  owner(s).
     ACH transfer ($100 minimum) with proceeds trans-ferred to your bank ac-count as desig-nated by the ACH au-thorization on your applica-tion. The transfer agent must receive the ACH authori-za-tion at least two weeks before ACH transfer can be used.
     Exchange (in at least the mini-mum estab-lished by the Fund being purchased) for shares of any other Fund for which Saturna Capital is adviser. If the ex-change is your initial in-vestment into this Fund, the new ac-count will au-tomatically have the same registration as your original ac-count.
     Federal funds wire. Proceeds ($5000 min-imum) may be wired only to the bank previously designated, or as di-rected in a prior written instruc-tion with signatures guar-anteed, as explained above.

For telephone requests the Fund will en-deavor to confirm that instructions are genuine and may be liable for losses if they do not. The caller must provide the name of the per-son making the request, the name and address of the regis-tered owner(s), the account number, the amount to be withdrawn, and the method for payment of the pro-ceeds.
The Fund also may require a form of personal identification. The Fund will not be responsible for the re-sults of transactions they rea-sonably be-lieve genuine. CHECK WRITING Shareowners may also redeem by writing checks for amounts of $500 or more. Upon request, the Fund provides a small book of blank checks for a $10 fee, which may then be used to write checks to any payee. Checks are re-deemed at the price next de-termined after re-ceipt by the transfer agent. To use this feature, request the Check Writing Privi-lege on the Application. DIVIDENDS The Fund intends to distribute its net investment in-come and net realized capital gains, if any, to its shareowners. The Fund accounts for its distributions as either taxable capital gains (origi-nat-ing from net realized gains on portfolio transactions), or taxable income (originat-ing from dividends, taxable interest and certain other types of gains) or tax-exempt income (originating from interest on municipal bonds). Income dividends are paid daily and reinvested or dis-tributed monthly. Distributions from capital gains are paid at the end of November.

Both dividends and capital gains dis-tri-bu-tions are automatically rein-vested in addi-tional full and fractional shares of the Fund owned. At your option, you may receive dividends or capital gain distri-butions in cash. You are notified of each divi-dend and capital gains distribu-tion when paid.
TAX  INFORMATION
Any redemption, including exchanges and checks written by shareowners, constitutes a sale for federal income tax purposes, and in-vestors may realize a capital gain or loss on the re-demp-tion.

At the end of each calendar year, shareown-ers re-ceive a complete annual state-ment, which should be retained for tax record keeping. Saturna Capital keeps each account's entire investment transaction his-tory, and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income. 5

Each January, the transfer agent reports to each shareowner (consolidated by taxpayer ID) and to the IRS the amount of each redemp-tion transaction and the amount of taxable income divi-dends and capital gains distributions. Dividend amounts represent the pro-portionate share the shareowner is to report on a tax return for the year. Capital gains may be taxed at differ-ent rates, depending on the length of time the Fund held its investments. Fund distribu-tions, whether paid in cash or invested in addi-tional shares of the Fund, may be subject to income taxes. Capital gains and dividends may also be subject to state and local taxes.

To avoid being  subject to a 31%  fed-eral  with-holding  tax on  dividends  and
distri-bu-tions,   you  must  furnish  your  cor-rect  Social  Security  or  Tax
Identification Number.


FINANCIAL  HIGHLIGHTS

This table is to help you understand the Fund's financial performance. The top section reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait Weller & Baker, independent auditors for the Funds, examined this information. Their report and the Fund's financial statements are in the Fund's annual report (available upon request from Saturna Capital).


                             Year ended November 30
                                                     ----------------------



                                                                  1998     1997     1996     1995      1994
                                                                -------  -------  -------  -------  --------
NET ASSET VALUE AT BEGINNING OF YEAR                            $ 5.28   $ 5.25   $ 5.28   $ 4.76   $  5.23
                                                                -------  -------  -------  -------  --------
Income from investment operations
Net investment income                                             0.25     0.26     0.27     0.26      0.27
Net gains or losses on securities (both realized & unrealized)    0.12     0.03    (0.03)    0.52     (0.46)
                                                                -------  -------  -------  -------  --------
Total from investment operations                                  0.37     0.29     0.24     0.78     (0.19)
Less distributions
Dividends (from net investment income)                           (0.25)   (0.26)   (0.27)   (0.26)    (0.27)
Distributions (from capital gains)                               (0.04)    0.00     0.00     0.00     (0.01)
                                                                -------  -------  -------  -------  --------
Total distributions                                              (0.29)   (0.26)   (0.27)   (0.26)    (0.28)
NET ASSET VALUE AT END OF YEAR                                  $ 5.36   $ 5.28   $ 5.25   $ 5.28   $  4.76
                                                                =======  =======  =======  =======  ========
TOTAL RETURN                                                      7.27%    5.69%    4.66%   16.68%   (3.76)%
Ratios / Supplemental Data
--------------------------------------------------------------
Net assets ($000), end of year                                  $6,264   $5,255   $5,064   $5,220   $ 6,841
Ratio of expenses to average net assets                           0.76%    0.80%    0.79%    0.75%     0.75%
Ratio of net investment income to average net assets              4.69%    4.99%    5.10%    5.07%     5.28%
Portfolio turnover rate                                             23%      20%      10%      28%       36%


  For each of the above years, all or a portion of the expenses were waived.  If these costs had not been waived, the resulting increase to the ratio of expenses to average net assets would be .07%, .16%, .27%, .26%, and .14%, respectively.

                             IDAHO TAX-EXEMPT FUND
                            INVESTMENT APPLICATION
Mail  application  and check to:                         For assistance, call:
     IDAHO  TAX-EXEMPT  FUND                     800/SATURNA  or  360/734-9900
     Box  N,  Bellingham  WA  98227-0596                      FAX 360/734-0755

ACCOUNT  TYPE  AND  NAME  (select  one)
 Individual
               First                         Middle Initial               Last

Social  Security  Number                                         Date of Birth

  Joint  with
               First                         Middle Initial               Last

Joint  Owner's  Social  Security  Number
                 (Joint accounts are presumed to be "Joint Tenancy with Right of Survivorship" unless otherwise indicated.)

  Gifts  to  Minor                                        as  Custodian  for
     Name  of  Custodian          Name  of  Minor
                  Uniform  Gifts  to  Minors  Act
      under  the                          Uniform  Transfers
     State          to  Minors  Act          Minor's Soc. Sec. No.     Minor's
Birthdate

 Other
Indicate name of corporation, other organization or fiduciary capacity. Tax Identification Number If a trust, include name(s) of trustees and date of trust instruments.


Name(s) of person(s) authorized to transact business for the above entity.

MAILING
ADDRESS          Street                                      Apt., Suite, Etc.


          City                                    State                    ZIP

TELEPHONE    (          )                                        (          )
             -          -                                        -          -
     Daytime          Home

CITIZENSHIP           U.S.        Resident Alien            Non-Resident Alien
                                             Country
INITIAL  INVESTMENT    $
Make  check  payable  to  Idaho  Tax-Exempt  Fund  (minimum  $1000).

E-MAIL
Transaction confirmations and shareowner reports may be sent to my personal e-mail address: In addition to paper mailings Instead to paper mailings (save paper & postage)

TELEPHONE  REDEMPTION  PRIVILEGES
You automatically have telephone redemption by check and telephone exchange privileges unless you strike this line. The Fund endeavors to confirm that instructions are genuine and it may be liable for losses if it does not. (Procedures may include requiring a form of personal identification. The Fund also provides written confirmation of transactions.)

ACH  TELEPHONE  TRANSFER  PRIVILEGE
To transfer funds by ACH at no charge to or from my (our) bank account, I (we) authorize electronic fund transfers through the Automated Clearing House (ACH) for my (our) bank account designated. Please attach a voided check.

AUTOMATIC  INVESTMENT  PLAN
  Invest $ _______ into the Fund on the _____ day of each month (the 15th unless another date is chosen) by ACH transfer from my (our) bank account. This plan may be canceled at any time. Please attach a voided check.

CHECK WRITING  PRIVILEGE ($500 per check minimum) ($10 checkbook  charge) I (We)
   hereby request the Custodian to honor checks drawn by me (us) on my
(our) account subject to acceptance by the Fund, with payment to be made by redeeming sufficient shares in my (our) account. None of the custodian bank, Saturna Capital Corporation, nor the Idaho Tax-Exempt Fund shall incur any liability to me (us) for honoring such checks, for redeeming shares to pay such checks, or for returning checks which are not accepted.
 Single  Signature  Authority  --  Joint  Accounts  only:    (CHECKS FOR JOINT
 --------------------------------------------------------
ACCOUNTS REQUIRE BOTH SIGNATURES UNLESS THIS BOX IS MARKED TO AUTHORIZE CHECKS
 ------
WITH A SINGLE SIGNATURE). By our signatures below, we agree to permit check redemptions upon the single signature of a joint owner. The signature of one joint owner is on behalf of himself and as attorney in fact on behalf of each other joint owner by appointment. We hereby agree with each other, with the Fund and with Saturna Capital Corporation that all moneys now or hereafter invested in our account are and shall be owned as Joint Tenants with Right of Survivorship, and not as Tenants in Common.

The undersigned warrants(s) that I (we) have full authority to make this Application, am (are) of legal age, and have received and read a current Prospectus and agree to be bound by its terms. Unless this sentence is struck, I
(we) certify, under penalties of perjury, that I (we) am not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This application is not effective until it is received and accepted by the Fund.



    Date                                Signature of Individual (or Custodian)


    Date                                 Signature of Joint Registrant, if any

                        PLEASE SAVE THIS QUICK GUIDE TO

                             IDAHO TAX-EXEMPT FUND

ACCOUNTS
Open your account by sending a completed application to the Fund. For convenience, you may have your account consolidated with others of your household or other group. We will appoint a representative to whom you may refer all questions regarding your account(s). Extra forms will be sent for certain accounts.

INVESTMENTS
Initial   investments  are  $1,000  or  more  and  must  be  accompanied  by  an application. Additional investments may be made for $25 or more at any time. There are no sales commissions or other charges.

REDEMPTIONS
You may sell your shares any time. As with purchases, you may choose from several methods - including telephone, written instructions, and checkwriting. You will be paid the market price for your shares on the day we receive your instructions, and there are no redemption fees or charges. If we receive your redemption request by one p.m. Pacific time, your check is normally mailed to you the same day.

STATEMENTS
On the date of each transaction, you are mailed a confirmation, showing the details of the transaction and your account balance. At year-end and at selected points during the year we mail a statement showing all transactions for the period. Monthly consolidated statements are available for an extra fee.

DIVIDENDS  AND  PRICES
The Fund declares dividends daily and pays them monthly. Fund prices are recorded daily at 888 / 732-6262 and on the Internet at www.saturna.com.

FOR  MORE  INFORMATION
You may consult the applicable  pages of this prospectus for additional  details
on  the  Fund  and  its  shareholder   services.   Please  call  800  /  SATURNA
(800/728-8762) with any questions.

                                    PART B



                      STATEMENT OF ADDITIONAL INFORMATION

                           SATURNA INVESTMENT TRUST

                             IDAHO TAX-EXEMPT FUND


                             1300 N. State Street
                         Bellingham, Washington 98225

                                360 / 734-9900
                                 800 / SATURNA



                      STATEMENT OF ADDITIONAL INFORMATION
                                March 29, 1999

This Statement of Additional Information is not a Prospectus. It merely furnishes additional information concerning the Idaho Tax-Exempt Fund that is not included in the Prospectus. It should be read in conjunction with the Prospectus. You may obtain a Prospectus dated March 29, 1999 and shareowner Annual and Semi-Annual reports without charge by writing to the address shown above, calling toll-free to 800/728-8762, and on the Internet at http://www.saturna.com/idaho.

TABLE  OF  CONTENTS
     Page

History  of  the  Fund          3
Fund  Descriptions,  Investments  and  Risks          3
Management  of  the  Fund          8
Principal  Holders  of  Securities          10
Investment  Advisory  and  Other  Services          10
Brokerage  Allocation          11
Capital  Stock          12
Purchase,  Redemption  and  Pricing  of  Shares          12
Taxation  of  the  Fund          12
Calculation  of  Performance  Data          13
Financial  Statements          14

HISTORY  OF  THE  FUND
Saturna Investment Trust (the "Trust") is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990. Most recently, in connection with the formation of the Sextant Funds, the Trust's name was changed to Saturna Investment Trust on September 28, 1995.

The Trust has five separate Funds, one of which is offered through this Prospectus and Statement of Additional Information: Idaho Tax-Exempt Fund (commenced operation September 4, 1987). The other four Sextant Funds are offered through a separate Prospectus and Statement of Additional Information.

FUND  DESCRIPTIONS,  INVESTMENTS  AND  RISKS
CLASSIFICATION
Saturna Investors Trust is a "series trust" that presently offers the Idaho Tax-Exempt Fund "open-end diversi-fied man-agement in-vest-ment company" to investors. INVESTMENT STRATEGIES AND RISKS The Prospectus describes the principal investment strategies and risks of those strategies. This section is provided for the purpose of expanding on investment strategies and risks not thoroughly covered in the Prospectus.

The  Fund   invests   primarily   in  Idaho   municipal   bonds.   The  Fund  is
"non-diversi-fied." This means that with re-spect to at least 75% of total assets, greater than 5% may be in-vested in the securities of any one is-suer. The balance of the Fund may be in-vested in other se-curities if not more than 25% of total as-sets are in-vested in the securities of any one is-suer, or two or more issuers en-gaged in the same or simi-lar trade or business.

The Adviser may direct investments in other tax-exempt investment companies which do not concentrate their investments in Idaho Bonds, but nevertheless yield income which is exempt from both Federal income and alternative minimum taxation. Such income may be taxable at the state level. It is the policy of the Fund not to devote more than 5% of its total assets to any one investment company, nor to devote greater than 10% of its total assets to in-vestments in investment companies generally. It is anticipated that shares of such invest-ment companies may be obtained by an affiliated broker/dealer, Investors National Corporation (the "Distributor"), which has agreed to act as agent for the Fund and not charge a commission or receive any compensation on purchases of securities made on behalf of the Fund. The purchase of securities of other investment companies may result in the Fund's shareowners paying investment advisory fees twice on the same assets.

NON-RATED BONDS. Adviser believes that many of the debt securities issued by the State of Idaho or the political subdivisions, agencies or instrumentalities thereunder are small issues in total dollars, and are typically issued by smaller communities or instrumentalities to obtain capital. Because of the small size of such issues, the expense of obtaining a rating for the is-sued obligation (the "Bond") is typically not undertaken. Without a rating, investors must rely solely on their own analysis and investigation to determine investment risk and worth of such Bonds. Since the cost of such analysis and investigation is typically not considered war-ranted due to the size of such issues, despite a higher return typically available from such non-rated Bonds, issues of non-rated Bonds generally do not have a trading market consisting of as many dealers as comparable rated issuers.

Occasionally, the financial insti-tution lending the funds to a municipality receives the Bond and holds it until maturity. As a result, although trading markets exist for non-rated Bonds, generally the number of dealers participating in the market are fewer than that which exists for rated Bonds. Although all rated and non-rated Bonds are traded on the basis of dealers' perception of credit-worthiness, a non-rated Bond having greater recognition among dealers will have a market consisting of a greater number of dealers than will the market for a Bond not having as great a recognition. The Adviser anticipates that investment in non-rated Bonds will occur only when the Adviser believes the credit of the issuer of such non-rated Bonds is such so as to warrant an investment without unreasonable risk to the preservation of capital and which is sufficiently recognized among the market dealers so as to provide ready marketability of the investment. In the opinion of the Adviser, such non-rated Bonds will be comparable to rated Bonds having an "A" rating. Experience of the Adviser indicates that investments in certain good quality non-rated Bonds are liquid and can be sold within a day at or near the value given for computing net asset value.

The Adviser believes that there exist both rated and non-rated Bonds that constitute good investments that will promote the investment objectives of the Fund. Purchases of Bonds on behalf of the Fund may be made directly from the issuer. Some purchases are by sealed bid with the entire issue being awarded to the lowest interest rate that is bid. Most issuers are willing to negotiate a rate directly with the managing underwriter and/or purchaser. In this instance, the Adviser will deal in good faith to arrive at a competitive rate.

In contemplating the rate at which to bid a Bond, the Adviser may consider the opinions and evaluations of independent broker/dealers specializing in Idaho municipal bonds. Such brokers may also be requested to render their opinions as to the value of the Fund's investment securities portfolio, including rated and non-rated Bonds. The Adviser may consider such evaluations and valuation services pro-vided by such independent brokers in determining where it effects transactions in investment securities and the amount of commissions to be paid such broker.

INVESTMENTS. The Fund invests at least 40% of total assets in municipal securi-ties rated "A" or better by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's ("S&P"). The Fund invests more heavily in rated Bonds for various purposes, including (a) diversification or greater liquidity, (b) when the difference in returns between rated and non-rated Bonds is not material, or
(c) when interest rates are expected to increase.

Under normal market conditions the Fund may invest up to 60% of total assets in non-rated Bonds only when the Adviser believes the credit of the issuer warrants an investment without unreasonable risk to the preservation of capital and the Bonds are sufficiently recog-nized among the market dealers so as to provide the ready marketability of the investment. The Fund employs the services of independent broker/dealers specializing in municipal bonds to assist the Adviser in both (1) determining the purchase price of rated and non-rated Bonds and (2) valuing the rated and non-rated Bonds for net asset value computa-tion purposes.

In evaluating Bonds, the Adviser analyzes the extent of investment risk by policies that include:
     (1) The extent of unemployment within the assessment district for the issuer of a Bond and the extent to which this may affect repayment of the Bond at maturity; (2) The extent to which the real property within the assessment district is owned by a small number of persons or entities and the relative economic strength of such persons or entities which may affect repayment of the Bond at maturity;
     (3) The financial position of the political subdivision, including, but not limited to, the extent of its existing indebtedness.

These limitations and policies are considered primarily at the time of purchase. The sale of a Bond is not mandated in the event of a subsequent change in circumstances. Indeed, Bonds are commonly held until maturity, when the Bond will be redeemed for its full face value, assuming no defaults. Nonetheless, both rated and non-rated Bonds may be sold prior to maturity for various purposes, such as a desire for greater liquidity or to preserve capital.

The Fund invests predominantly in municipal obligations issued by the State of Idaho or any political subdivision, agency or instrumentality thereof ("Municipality"). These municipal obligations generally include Municipal bonds, Municipal notes, Municipal commercial paper, and any other obligation from which the pay-ment of interest, in the opinion of the bond issuer's counsel, is exempt from Federal and Idaho State income tax. A general description of these investments is:

Municipal bonds are debt obligations issued to obtain funds for various public
---------------
purposes such as construction of public facilities (e.g., airports, highways, bridges, and schools). Maturities of municipal bonds at the time of issuance may range from one year to 30 years or more.

Municipal notes are short-term obligations of municipalities, generally with a
---------------
maturity ranging from six months to three years. The principal types of notes include tax, bond, and revenue anticipation notes and project notes.

Municipal commercial paper refers to short-term obligations of municipalities,
--------------------------
which may be issued at a discount. Such paper is likely to be issued to meet seasonal working capital needs of the Municipality or interim construction financing. Municipal commer-cial paper is, in most cases, backed by letters of credit, lending agreements, note repur-chase agreements, or other credit facility agreements offered by banks and other institu-tions.

Municipal notes and commercial paper obligations are usually issued in the following cir-cumstances: (a) When borrowing is in anticipation of long-term financing, the paper is gen-erally referred to as bond anticipation notes ("BAN"). Cities are authorized to issue revenue bond anticipation notes. The maturity date cannot exceed five years from the date of issue. Payment can be extended for not more than three years from their maturity date. BANs are se-cured by income and revenues derived by the city from the project and from the sale of the rev-enue bonds in anticipation of which the notes are issued.
(b) Borrowings to level temporary shortfalls in revenue occasioned by irregular receipts of taxes are generally referred to as tax anticipation notes ("TAN"). Taxing districts, including counties, any political subdivision of the state, any municipal corporation, school districts, any quasi-municipal corporation or any other public corporation authorized to levy taxes, are authorized to borrow money and issue a TAN. The TANs must mature no longer than one year from the date of issue and are issued in anticipation of collection of taxes in the current fiscal year. The taxing district is limited to an amount equal to 75% of the taxes levied in the current fiscal year and not yet collected. The full faith and credit of the taxing districts back TANs. The State of Idaho is also autho-rized to issue a TAN in anticipation of income or revenue from taxes, but is forbidden by its constitution to engage in deficit spending or long-term borrowing. The term of the obliga-tion is the shorter of 12 months or to the end of the fiscal year. Likewise, the borrowed amount cannot exceed 75% of the income or revenue from taxes which the State tax commission or other tax collection agency certifies is reasonably anticipated to be collected during the current fis-cal year.

Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be used to refund out-standing obligations, to obtain funds for general operating expenses, or for lending public or private institutions funds for the construction of educational facilities, hospitals, or housing, or for other public purposes. The two principal classifications of municipal bonds are general obligation and limited obligation (or revenue) bonds. Limited project bonds are known as lo-cal improvement district ("LID") bonds.

General  obligation  bonds  ("GO Bonds") are those obligations of an issuer to
--------------------------
which  the full faith and credit of the municipality is pledged.  The proceeds
--
from GO Bonds are used for a wide variety of public uses, including, but not limited to, public facilities such as the structure or improvement of schools, highways, and roads, water and sewer systems, and facilities for a variety of public purposes. A GO Bond is paid from ad valorem property taxes or from other tax sources. Many types of obligations may be general obligations of a municipality whether or not they are incurred through the issuance of bonds. GO Bonds may be incurred in the form of a registered warrant, conditional sales contract, or other instrument in which an unconditional and unlimited promise to pay from ad valorem taxes is made.

Revenue  bonds  may  be  issued  to  fund  a wide variety of revenue-producing
--------------
capital  pro-jects  including,  but  not  limited to, electric, gas, water and
------
sewer  systems,  highways,  bridges, and tunnels, airport facilities, colleges
----
and  universities,  hospitals,  and  health,  conven-tion,  recreational,  and
--
housing  facilities.    Although the principal security of these bonds varies,
--
generally,  revenue  bonds  are  payable from a debt service reserve fund, the
--
cash  for  which  is  derived  from the operation of the particular utility or
--
enterprise.  Revenue  bonds  are not general obligations.  The revenues of the
--
particular utility or system secure them.  They can be issued by agencies of a
--
state and can also be issued by political subdivisions including counties, cities, towns, water districts, sewer districts, irrigation districts, port districts, and hous-ing authorities.

The Fund will invest in revenue bonds with a coverage factor between net revenue to the annual debt service of a minimum of 1 to 1.25. Only issues that have a debt service reserve fund balance equal to the average annual debt service will be purchased.

Local  Improvement  District  ("LID")  bonds are secured by assessments levied
----------------------------
against  the  properties  benefited  by  the improvements constructed with the
---
proceeds of the bonds.  This type of financing is available to counties, water
---
and/or sewer districts, highway dis-tricts, irrigation districts and cities. The property must be specially benefited by the im-provements constructed out of the proceeds of the bonds, generally within a local improve-ment district.

Private  Activity  Bonds,  including Industrial Development Bonds ("IDB"), are
-------------------------
commonly  issued  by  public  authorities but generally are not secured by any
--
taxing  power. Rather, they are secured by the revenues derived from the lease
--
or rental payments received from the industrial user, and the credit quality of such Municipal Bonds is usually directly related to the credit standing of the user of the facilities. Since 1986 there have been substantial limitations on new issues of municipal bonds to finance privately operated facilities. To the extent such municipal bonds would generate income that might be taxed under federal alternative minimum tax provisions, the Fund does not invest in Private Activity bonds. The Fund does not antic-ipate that greater than 5% of the Fund's total assets will be invested in Private Activity Bonds.

The Fund may purchase certain variable or floating rate obligations in which the interest rate is adjusted at predesignated periodic intervals (variable rate) or when there is a change in the market rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature that entitles the purchaser to demand prepayment of the principal amount prior to stated maturity. Also, the is-suer may have a corresponding right to prepay the principal amount prior to maturity.

Many factors may cause the value of a shareholder's investment in the Fund to fluctuate in value. The value of the Fund's portfolio will normally fluctuate inversely with changes in market interest rates. Generally, when market interest rates rise the price of municipal bonds held in the Fund will fall; when rates fall, the price of such bonds will generally rise. In addition, there is a risk that the issuer of a municipal bond or other security will fail to make timely payments of principal and interest. Interest rate fluctuations will affect the Fund's net asset value, but not the income received by the Fund from its portfolio securities. However, because yields on debt securities available for purchase by the Fund vary over time, no specific yield on shares of the Fund can be assured.

Because the Fund concentrates its investments in a single state, there is a greater risk of fluctuation in the values of its portfolio securities than with mutual funds the investments of which are more geographically diverse. Investors should carefully consider the investment risks of such concentration. The Fund's share prices can be affected by political and economic developments within and by the financial condition of the State of Idaho, its public authorities and political subdivisions.
FUND  POLICIES
Investment objectives and certain policies of the Fund may not be changed without the prior ap-proval of the holders of the majority of the outstanding shares of the Fund. Objectives and poli-cies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and secondary investment objectives; (2) the 80% of net assets minimum investment in tax-exempt income securities; (3) the classification of the Fund as an open-end management company and the sub-classification of the Fund as a non-diversified company; and (4) the policies listed under "Investment Restrictions."

Investment  Restrictions

The Fund shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase "restricted securities" (those which are subject to legal or con-tractual restric-tions on resale or are otherwise not readily marketable); nor invest in oil, gas or other min-eral exploration leases and programs. The Fund shall not make loans to others, except for the purchase of debt securities, or entering into repurchase agreements. The Fund shall not in-vest in securities so as to not comply with Subchapter M of the Internal Revenue Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund's total assets is represented by (i) cash and cash items, government securities, and securities of other regulated invest-ment companies, and (ii) other securities, except that with respect to any one issuer in an amount more than 5% of ei-ther Fund's total assets, and no more than 10% of the Fund's voting securities of any one is-suer. In addition, the Fund shall not purchase real estate; real estate limited partnerships; com-modities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities un-der-writer except that they may pur-chase securities directly from the issuer for investment purposes. Also, the Fund shall not purchase or retain securities of any issuer if the officers or trustees of the Fund or its Adviser own more than one-half of one percent of the securities of such issuer; invest in any com-pany for the pur-pose of management or exercising control. The Fund shall not pur-chase securities of any issuer in excess of 5% of the Fund's total assets or pur-chase more than 10% of the outstanding voting securities of any is-suer; or concentrate its in-vestments in a single industry beyond 25% of the total value of the Fund; or invest more than 10% of its assets in the securities of issuers which to-gether have a record of less than three years continuous operation. TEMPORARY DEFENSIVE POSITION During uncertain market or economic condi-tions, the Idaho Tax-Exempt Fund may adopt a temporary, defensive position and invest more than 20% of assets in cash or equivalents, govern-ment se-cu-ri-ties, unaffiliated money-market mutual funds, and other debt securities having an "A" rating or better. While such de-fensive investments may not contribute to the primary objective of tax-free income, they do assist the secondary objective of capital preservation. PORTFOLIO TURNOVER The Funds places no restrictions on portfolio turnover and Funds will buy or sell invest-ments according to the Adviser's appraisal of the factors affecting the market and the economy. The Adviser does not anticipate significant variation to the relatively low portfolio turnover rates experienced in the past.

MANAGEMENT  OF  THE  FUND
BOARD  OF  TRUSTEES
A Board of five Trustees manages the Fund: Nicholas Kaiser, John E. Love, John
S. Moore, Gary A. Goldfogel, and A. Herbert Ershig. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers, de-termine the amount of any dividend or capital gain distribution and serve on any committees of the Trust.

MANAGEMENT INFORMATION The Trustees and officers are:






(1)                                                (2)                               (3)
------------------------  ----------------------------
Name, Address, and Age    Position(s) Held with Trust   Principal Occupation(s)

                               During Past 5 years

A. Herbert Ershig         Trustee                       President (now retired),
22 Shorewood Drive
Bellingham, WA 98225
Age:  60
------------------------
                                                        Ershigs, Inc. (industrial

                                  fabrication)
Gary A. Goldfogel, M.D.   Trustee                       Medical Examiner (pathologist)
1500 N. State Street
Bellingham WA 98225
Age: 40
------------------------
                                                        Owner, Avocet Environmental

                              Testing (laboratory)
                                                        --------------------------------
Nicholas Kaiser, MBA*     President and Trustee         President, Saturna Capital
1300 N. State Street
Bellingham, WA 98225
Age: 52


                                                        Corporation (the Trust's

                               investment adviser)
                                                        President, Investors National
                                                        Corporation (the Trust's
                                                        distributor)

John E. Love              Trustee                       Owner, J.E. Love Co.,
1002 Spokane Street
Garfield WA 99130
Age: 66
------------------------
                                                        (agricultural equipment

                                  manufacturer)
John S. Moore, Ph.D.      Trustee                       Professor (now retired),
346 Bayside Road
Bellingham WA 98225
Age: 66
------------------------
                                                        College of Business and

                               Economics, Western
                              Washington University
Phelps S. McIlvaine       Vice President                Vice President, Saturna Capital
1300 N. State Street
Bellingham WA 98225
Age: 45


                                                        Corporation (the Trust's

                               investment adviser)
                                                        Treasurer, Investors National
                                                        Corporation (the Trust's
                                                        distributor)
Pandora Larner            Secretary                     Secretary; Saturna Capital
1300 N. State Street
Bellingham WA 98225
Age: 51
------------------------
                                                        Corporation (the Trust's

                                                        investment adviser) [since
                                                                                  1996]
                                                        Doncaster Sales (direct
                                                        marketing) [1993-1995]
Teresa K. Anderson, MBA   Treasurer                     Director of Funds and
1300 N. State Street
Bellingham WA 98225
Age: 30
------------------------
                                                        Operations, Saturna Capital

                                                        Corporation (the Trust's
                                                        investment adviser)
                                                        --------------------------------



* Mr. Kaiser is an "interested person" of the Trust as de-fined in the Investment Company Act of 1940.
person"  of  the  Trust  as  de-fined  in  the Investment Company Act of 1940.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the
Trustees  in  the  management  of  the  Trust.    No  Executive  Committee has
 been established at this time. An Audit Committee, consist-ing of the disinterested directors, meets to select the independent accountant and review all audit reports. There is no separate nominating committee.
COMPENSATION
The  Trust  pays   disinterested   trustees   $100  per  meeting   attended  and
reimbursement of travel ex-penses (pro-rata to each Fund of the Trust). Mr. Kaiser receives no compensation from the Trust, nor are the other officers of the Trust paid for their duties with the Trust.
          Pension  or                    Total
     Aggregate          Retirement                    Compensation
Name of     Compensa-     Benefits Accrued     Estimated Annual     From Trust
Person;          tion from     As Part of Trust     Benefits Upon     and Fund
Complex
Position          Trust          Expenses      Retirement     Paid to Trustees
--------          -----          --------      ----------     ----------------
A.  HERBERT  ERSHIG          $400          $0          $0          $400
Trustee

GARY  A.  GOLDFOGEL          400          0            0          400
Trustee

JOHN  E.  LOVE          400          0          0          400
Trustee

JOHN  S.  MOORE,          400          0          0          400
Trustee

NICHOLAS  F.  KAISER,          0          0            0          0
Trustee

PRINCIPAL  HOLDERS  OF  SECURITIES
As of January 15, 1999, the only shareowner with more than 5% of the Idaho Tax-Exempt Fund was Robert L. Foote (PO Box 1157, Bellingham WA 98225), with 145,907 shares (12.29% of the shares outstanding). Mr. Foote is the father of a director of the Fund's Adviser. As of January 15, 1999, officers and Trustees (plus affiliated family members and entities), as a group, own 1,369 shares of Idaho Tax-Exempt Fund (0.12%).

INVESTMENT  ADVISORY  AND  OTHER  SERVICES
INVESTMENT  ADVISER  AND  ADMINISTRATOR
Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Investment Adviser and Administrator (the "Adviser") for the
Fund.    Saturna  Capital  is also the Fund's shareowner servicing agent.  Mr.
Nicholas Kaiser, by his ownership of the majority of its voting stock, is the controlling person of the Adviser. Mr. Kaiser is also a Trustee and President of Saturna Investment Trust.
ADVISORY  FEE
The Fund is obligated to pay Saturna Capital monthly an advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets be-tween $250 million and $1 billion, and 0.30% of assets in excess of $1 billion. Through March 31, 2000, Saturna is voluntarily obligated to reimburse the Fund monthly if non-extraordinary expenses exceed an annual rate of 0.80% of average daily net asset value.

For each of the fiscal years ended November 30, 1996, 1997, and 1998, respectively, the advisory fees (after expense limitations) the Fund paid Saturna Capital were $12,617, $17,140, and $24,552, respectively.
SHAREOWNER  SERVICES
Under the Advisory agreement, Saturna Capital also provides services as the transfer agent and dividend-paying agent for the Funds. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and Form 1099 tax forms. Saturna also, on behalf of the Funds, responds to shareowners' questions or correspondence. Further, the transfer agent regularly furnishes the Funds with current shareowner lists and information necessary to keep the shares in balance with the Funds' records. The transfer agent performs the mailing of financial statements, notices and prospectuses to shareowners.

For each of the fiscal years ended November 30, 1996, 1997, and 1998, respectively, the shareowner servicing fees (after expense limitations) the Fund paid Saturna Capital were $4,232, $4,050, and $4,059, respectively.
CUSTODIAN
National City Bank, Indiana, of Indianapolis, National City Center, Indianapolis, Indiana 46255 is the custodian of the Funds. As custodian for the Fund, the bank holds in custody all securities and cash, settles for all securities trans-actions, receives money from sale of shares and on order of the Fund pays the autho-rized expenses of the Fund. When investors redeem Fund shares, the pro-ceeds are paid to the shareowner from an account at the custodian bank. INDEPENDENT ACCOUNTANTS Tait, Weller and Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, PA 19103-2108 are the indepen-dent accountants for the Fund. The accountants conduct an annual audit of the Fund as of November 30 each year, prepare the tax returns of the Fund and as-sist the Adviser in any accounting matters throughout the year. PRINCIPAL UNDERWRITER The Adviser's wholly-owned subsidiary, Investors National Corporation, 1300 N. State Street, Bellingham WA 98225 is a discount brokerage firm and acts as distribu-tor for the Fund without compen-sation. Mr. Nicholas Kaiser, an affiliated person of the Fund, is President of Investors National Corporation.

BROKERAGE  ALLOCATION
For fiscal years 1998, 1997, and 1996, Idaho Tax-Exempt Fund paid no brokerage commissions.

The placing of purchase and sale orders as well as the negotiation of commissions, if any, is performed by the Adviser and is reviewed by the Board of Trustees. The Adviser may make allocation of brokerage to any broker in return for research or services and for selling shares of the Fund. Brokers may provide research or statistical material to the Adviser, but this information is only supple-mental to the research and other statistics and material accumulated and maintained through the Adviser's own efforts. Any such supplemental information may or may not be of value or used in making investment decisions for the Fund or any other ac-count serviced by the Adviser. Research services provided by brokers through whom the Fund effects securities transactions may be used by the Fund's investment adviser in servicing all of its accounts and not all of these services may be used by the adviser in connection with the Fund.

The primary consideration in effecting securities transactions for the Fund is to obtain the best price and execution which in the judgment of the Adviser is at-tainable at the time and which would bring the best net overall economic result to the Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The Adviser may negotiate commis-sions at a rate in excess of the amount another broker would have charged if it de-termines in good faith that the overall net economic result is favorable to the Fund, and is not required to execute trades in "over-the-counter" securities with primary market-makers if similar terms are available elsewhere. The Adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

CAPITAL  STOCK
Each Fund of Saturna Investment Trust is divided into shares of benefi-cial inter-est. The shares of each separate Fund of the Trust have equal voting rights. All shares are fully paid, non-assessable, transferable and with rights of redemp-tion, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such pur-poses as electing or remov-ing Trustees, changing fundamental policies, or voting on approval of an advisory contract. On issues relating solely to Idaho Tax-Exempt Fund, only the shareowners of Idaho Tax-Exempt Fund are entitled to vote. All dividends and distribu-tions for the Fund shall be dis-tributed to shareown-ers in proportion to the number of shares owned.

PURCHASE,  REDEMPTION  AND  PRICING  OF  SHARES
See How to Buy Shares, How to Redeem Shares and Pricing of Fund Shares in the Prospectus for an explanation about the ways to purchase or redeem shares. Both purchases and redemptions are made at net asset value per share.

In addition to normal purchases or redemptions, the shares of the Fund may be exchanged for shares of other funds of Saturna Investment Trust. Exchanges will be made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges on the application. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Price (net asset value) per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The daily price is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. See the balance sheet in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Fund calculates net asset value, which is the price used for both purchase and redemption of shares.

TAXATION  OF  THE  FUND
Saturna Investment Trust is organized as a "series" investment company. As one of the funds in the Trust, Idaho Tax-Exempt Fund is a separate eco-nomic entity with separate assets and liabilities and separate income streams. The shareowners of the Fund may look only to the Fund for income, capital gain or loss, redemption, liquidation, or termination. The Fund has separate arrangements with the Adviser. Assets of the Fund are segregated. The credi-tors and shareowners of the Fund are limited to the assets of the Fund for recovery of charges, expenses and liabilities. The Fund conducts separate voting on issues relating solely to the Fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of the Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from the Fund.

The Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as it has since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies (Subchapter M), which relieve mutual funds of federal income taxes on the amounts so distributed.

Interest received upon the obligations of the State of Idaho or political subdivisions thereof are exempt from income tax in the State of Idaho. An Idaho Income Tax ruling provides a pass-through of the tax-exempt character of interest received by a regulated investment company, such as the Idaho Tax-Exempt Fund, upon distribution to shareholders.

If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to with-hold 31% of taxable income dividends. If the IRS determines that the Fund should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.

CALCULATION  OF  PERFORMANCE  DATA
Average annual Total Return and Current Yield information may be useful to in-vestors in reviewing a Fund's performance. However, certain factors should be taken into account before using the information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distribu-tions. The performance for any given past period is not an indication of future rates of return or yield on its shares.

For the 1-year, 5-year and 10-year periods ended November 30, 1998, the average annual compounded Total Returns of the Fund were 7.28%, 5.91%, and 6.71%, respectively.

Average annual Total Return quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value accord-ing to the following formula:
P  (l  +  T)n  =  ERV

WhereP = a  hypothetical  initial  Payment  of $1,000 T = average  annual  Total return n = number of years ERV = Ending Redeemable Value of the $1,000 payment made  at  the  beginning  of  the  period.

To solve for average Total Return, the formula is as follows:

T  =  (  ERV/P)1/n  -  1
13

Current Yield is computed by dividing the net investment income, as defined by
------- -----
the Securities and Exchange Commission, over a rolling 30 day period for which the yield is presented by the average number of shares eligible to receive dividends for the period over the maximum offering price per share on the last day of the period, and annualize the results. The formula used is:

Yield  =  2[(  a-b/cd  +1)6  -1]
Where a = dividends accrued during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the price per share on the last day of the period

The cur-rent yield on the Idaho Tax-Exempt Fund, for the 30 day period ending November 30, 1998 was 4.0%.

FINANCIAL  STATEMENTS
The most recent audited annual report accompanies this Statement of Additional Information.

There is incorporated into this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended November 30, 1998, Filed as Exhibit A hereto:

Report of Tait, Weller & Baker, Independent Accountants. Statement of Assets and Liabilities as of November 30, 1998. Statement of Operations - Year ended November 30, 1998. Statements of Changes in Net Assets - years ended November 30, 1998, and 1997.
Investments  -  as  of  November  30,  1998.
Notes  to  Financial  Statements.

                                    PART C



                               OTHER INFORMATION

EXHIBITS
Exhibits included with this filing:

Items marked with an asterisk (*) are incorporated by reference from exhibits previously filed with the Registration Statement for Amana Mutual Funds Trust and amendments thereto.

(a)          Articles  of  Incorporation
     *(1) Agreement and Declaration of Trust of Northwest Investors Tax-Exempt Business Trust, filed February 20, 1987 with Secretary of State of Washington. Incorporated by Reference. Filed as Exhibit No. 1 to initial filing of Form
N-1A  in  1987.    File  No.  33-13247.

     *(2) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, as adopted by resolution of the Board of Trustees on November 24, 1992, filed with the Secretary of State of Washington December 1, 1992. Incorporated by Reference. Filed as Exhibit No. 1(b) to Amendment No. 8 to Form N-1A dated December 21, 1992.

     *(3) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, as adopted by resolution of the Board of Trustees on July 10, 1995. Incorporated by Reference. Filed as Exhibit No. 1-3 to Amendment No. 13 to Form N-1A dated July 11, 1995.

     *(4) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, as adopted by vote of the shareholders on September 28, 1995. Filed as Exhibit No. 1-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.

(b)          By-laws.
*Bylaws of Northwest Investors Trust, adopted by the Board of Trustees, July 21, 1992. Incorporated by Reference. Filed as Exhibit No. 2 to Amendment No. 8 to Form N-1A dated December 21, 1992.

(c)      Instruments Defining Rights of Security Holders.  Included in (a) and
(b).

(d)          Investment  Advisory  Contracts
     *(1) Investment Advisory and Administrative Services Agreement for the series Sextant International Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-1 to Amendment No. 14 to Form N-1A dated March 29, 1996.

     *(2) Investment Advisory and Administrative Services Agreement for the series Sextant Growth Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995.
Filed  as  Exhibit  No.  5-2  to Amendment No. 14 to Form N-1A dated March 29,
1996.

     *(3) Investment Advisory and Administrative Services Agreement for the series Sextant Bond Income Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-3 to Amendment No. 14 to Form N-1A dated March 29, 1996.

     *(4) Investment Advisory and Administrative Services Agreement for the series Sextant Short-Term Bond Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995

a
and shareholders on September 28, 1995. Filed as Exhibit No. 5-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.

 (e)          Underwriting  Contracts.    Not  applicable.

(f)          Bonus  or  Profit  Sharing  Contracts.      Not  applicable.

(g)*          Custodian  Agreements
Form of Custodian Agreement for each series of the Trust, between the Trust and National City Bank, Indiana. Filed as Exhibit No. 8-1 to Amendment No. 14 to Form N-1A dated March 29, 1996.

(h)*          Other  Material  Contracts
*Transfer Agent Agreement for the Northwest Investors Trust between the Trust and Saturna Capital Corporation, dated October 12. Filed as Exhibit C to
Proxy  Statement  dated  September  21,  1990.    File  No.  33-13247.

(i)          Legal  opinions.
     Opinion  of  Counsel  dated  January  26,  19989  (see  Documents)

(j)          Other  opinions.
     (1)  Accountant's  Consents  dated  January  26,  1999  (see  Documents)

     (2) Copies of Powers of Attorney of Trustees of Saturna Investment Trust (see Documents).

(k)          Omitted  Financial  Statements.    Not  applicable.

(l)*          Initial  Capital  Agreements.    Not  applicable.

(m)          Rule  12(b)-1  Plan.    Not  applicable.

(n) A Financial Data Schedule meeting the requirements of rule 483 is attached.

(o)          Rule  18f-3  Plan.      Not  applicable.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT No person or persons are directly or indirectly controlled by or under common control with the Registrant.

INDEMNIFICATION
There is no provision for indemnification of the officers and trustees of the Trust except as provided the Agreement and Declaration of Trust of Saturna
Investment  Trust,  which  provisions  are set forth below.  The  provisions  of
Article IV, Section 1 and Article XI of Trust of the Registrant previously filed as Exhibit 1 to this Registration Statement are incorporated herein by reference.

In the performance of his duties as Trustee, each Trustee shall not be personally liable to the Trust or its shareowners for any monetary damages for any breach of duty as a Trustee, provided that this limitation shall not

b
be construed as limiting the liability of the Trustee for (l) any breach of the Trustee's duty of loyalty to the Trust or its shareowners, (2) acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, (3) for the unlawful payment of dividends or redemption of shares, or
(4) for any transaction from which the Trustee derives an improper personal benefit.

The Trustees, officers, employees and agents of the Trust are indemnified by the Trust for the fines, judgments and costs of suit, with respect to actions brought against them in their capacity as agents of the Trust or against them on behalf of the Trust. However, no Trustee or officer will be protected from liability for acts of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Trust may purchase and maintain insurance on behalf of any current or past Trustee, officer, agent or employee against any liability asserted against such person or incurred by him by reason of such capacity or status, provided, that no such insurance may be maintained if such would indemnify such person for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Trustees, officers and agents of the Trust have no power to bind any past or present shareowner to any Fund of the Trust solely by reason that the shareowner is an owner of the beneficial interest in any Fund. Each such shareowner shall be entitled to indemnification from the Trust for any recovery against him solely by reason of his capacity and status as a shareowner.

The Trustees may provide in agreements of the Trust provisions setting forth, to the extent considered necessary, the limitations of liabilities of the Trust to the assets of shareowners, officers, agents and employees of the Trust. The Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Transfer Agent agreement of the Trust contain such a provision.

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER The answer to this item is fully disclosed in Part A and Part B of the Form N-1A.

PRINCIPAL  UNDERWRITERS
The broker-dealer subsidiary of the Adviser, Investors National Corporation, acts where efficient for the Trust as "distributor," without fee or compensation of any kind, under authority of a resolution by the Trustees. The Trust has no formal underwriters as the shares technically are sold directly by the Trust without a sales charge.

Officers and employees of Investors National Corporation receive no compensation (salary or commissions) from Investors National Corporation. The only compensation paid employees of Investors National Corporation or of Saturna Capital Corporation is salary, with an annual bonus primarily dependent upon the overall financial success of Saturna Capital Corporation.

LOCATION  OF  ACCOUNTS  AND  RECORDS
With the exception of those records maintained by the Custodian, National City Bank, Indiana, 101 W. Washington Street, Indianapolis, Indiana, 46255, all records of the Trust are physically in the possession of the Trust and maintained at the offices of Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225.


c

MANAGEMENT  SERVICES
There are no management-related contracts in which service is provided to the Trust other than those discussed in Parts A and B of this Form N-1A.

d